UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

March 31, 2009
unaudited

Bonds & notes — 92.85%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 33.01%
FINANCIALS — 9.62%
Banks — 2.71%
Independence Community Bank Corp. 4.90% 2010	$12,000	$11,291
Sovereign Bancorp, Inc. 2.88% 2013[1]	3,000	2,196
Santander Issuances, SA Unipersonal 1.648% 2016[1,2]	21,500	14,271
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	76,100	56,630
Sovereign Bancorp, Inc. 8.75% 2018	75,920	67,955
Santander Perpetual, SA Unipersonal 6.671% (undated)[1,2]	19,300	10,629
Abbey National PLC 7.50% (undated)[1]	£3,270	2,460
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	2,569
UniCredito Italiano SpA 5.584% 2017[1,2]	$60,690	38,257
UniCredito Italiano SpA 6.00% 2017[2]	67,825	37,357
HVB Funding Trust I 8.741% 2031[2]	5,555	1,004
HVB Funding Trust III 9.00% 2031[2]	13,696	2,475
PNC Funding Corp. 1.374% 2014[1]	30,000	21,180
PNC Bank NA 6.875% 2018	5,200	5,078
PNC Funding Corp., Series II, 6.113% (undated)[1,2]	23,300	6,454
National City Preferred Capital Trust I 12.00% (undated)[1]	55,000	37,675
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	9,057
Resona Bank, Ltd 4.125% (undated)[1]	5,735	3,055
Resona Bank, Ltd. 5.85% (undated)[1,2]	$100,783	51,462
Royal Bank of Scotland Group PLC 5.00% 2013	3,340	2,165
Royal Bank of Scotland Group PLC 5.00% 2014	4,912	3,105
Royal Bank of Scotland Group PLC 5.05% 2015	63	41
Royal Bank of Scotland PLC 9.625% 2015	£200	268
Royal Bank of Scotland PLC 6.934% 2018	€20,600	19,128
Royal Bank of Scotland PLC 5.00% (undated)[1]	£200	128
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2]	$58,955	25,940
Royal Bank of Scotland Group PLC 7.648% (undated)[1]	11,300	5,093
HSBC Finance Corp. 5.70% 2011	15,000	12,738
HSBC Finance Corp. 1.493% 2012[1]	15,000	10,005
HSBC Finance Corp. 1.67% 2012[1]	20,000	13,106
HSBC Holdings PLC 6.50% 2037	9,620	7,895
Midland Bank 2.061% Eurodollar note (undated)[1]	15,000	6,075
HBOS PLC 6.75% 2018[2]	47,850	36,970
HBOS PLC 6.00% 2033[2]	5,465	3,006
Lloyds Bank, Series 2, 1.438% (undated)[1]	8,000	2,600
Lloyds Banking Group PLC 6.657% preference shares (undated)[1,2]	21,301	4,477
Fifth Third Bancorp 8.25% 2038	30,250	18,575
Fifth Third Capital Trust IV 6.50% 2067[1]	82,615	26,893
Standard Chartered Bank 6.40% 2017[2]	52,710	39,768
Standard Chartered Bank 5.375% (undated)[1]	£150	104
Société Générale 5.75% 2016[2]	$36,515	31,338
Wachovia Bank NA 4.80% 2014	3,750	3,121
Wells Fargo Bank, National Assn. 4.75% 2015	15,370	13,134
Wells Fargo & Co. 5.625% 2017	8,500	7,768
Wells Fargo Bank, National Assn. 5.95% 2036	7,000	5,176
HSBK (Europe) BV 7.75% 2013	10,000	5,400
HSBK (Europe) BV 7.75% 2013[2]	305	165
HSBK (Europe) BV 7.25% 2017[2]	37,490	18,183
SunTrust Banks, Inc. 7.25% 2018	21,200	20,443
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	19,831
TuranAlem Finance BV 7.75% 2013[2,3]	3,170	729
TuranAlem Finance BV 8.00% 2014	830	188
TuranAlem Finance BV 8.50% 2015[2]	21,410	5,245
TuranAlem Finance BV 8.50% 2015	2,995	734
TuranAlem Finance BV 8.25% 2037[2]	55,800	11,718
Korea Development Bank 5.30% 2013	13,635	12,669
Korea Development Bank 8.00% 2014	5,615	5,787
Silicon Valley Bank 5.70% 2012	18,000	16,070
UnionBanCal Corp. 5.25% 2013	2,040	1,693
Union Bank of California, NA 5.95% 2016	17,415	12,500
Canadian Imperial Bank of Commerce 2.00% Eurodollar note 2085[1,3]	25,000	12,500
BNP Paribas 5.125% 2015[2]	12,070	10,687
BNP Paribas 5.75% 2022	£415	532
AB Spintab 6.00% 2009	SKr73,000	8,885
Banco Santander-Chile 5.375% 2014[2]	$9,035	8,485
DBS Bank Ltd. 1.704% 2021[1,2]	12,500	8,152
Northern Rock PLC 5.60% (undated)[1,2]	13,815	2,659
Northern Rock PLC 6.594% (undated)[1,2]	27,465	5,287
Chohung Bank 4.50% 2014[1,2]	8,000	7,666
Zions Bancorporation 5.50% 2015	9,625	6,271
Banco Mercantil del Norte, SA 6.135% 2016[1,2]	8,530	5,630
Bank of Nova Scotia 1.938% 2085[1]	10,000	5,173
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,990
Credit Agricole SA 6.637% (undated)[1,2]	12,220	4,338
KeyBank NA 5.50% 2012	3,750	3,577
Sumitomo Mitsui Banking Corp. 8.00% 2012	3,500	3,577
Kazkommerts International BV 7.00% 2009[2]	500	443
Kazkommerts International BV 8.50% 2013	2,250	1,103
Kazkommerts International BV 7.875% 2014[2]	3,240	1,474
Allied Irish Banks, PLC 5.625% 2030[1]	£250	177
Allied Irish Banks Ltd. 1.688% (undated)[1]	$7,000	2,791
National Bank of Canada 1.938% 2087[1]	5,000	2,475
Bergen Bank 1.938% (undated)[1]	5,000	2,189
Christiana Bank Og Kreditkasse 2.783% (undated)[1]	4,000	1,460
Barclays Bank PLC 6.375% (undated)[1]	£240	181
Barclays Bank PLC 7.70% (undated)[1,2]	$2,000	880
Shinsei Bank, Ltd. 3.75% 2016[1]	€900	561
Skandinaviska Enskilda Banken AB 5.00% (undated)[1]	£265	300
Norinchukin Finance (Cayman) Ltd. 5.625% 2016[1]	205	264
Commerzbank AG 6.625% 2019	70	74
		923,808

Diversified financials — 2.70%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$23,575	23,299
Countrywide Financial Corp., Series A, 4.50% 2010	15,540	14,367
Countrywide Financial Corp. 6.25% 2010	$ A7,700	5,180
Bank of America Corp. 7.125% 2011	$1,750	1,489
Countrywide Financial Corp., Series B, 1.681% 2012[1]	30,000	24,150
Countrywide Financial Corp., Series B, 5.80% 2012	106,473	92,529
MBNA Corp., Series F, 7.50% 2012	1,800	1,664
Merrill Lynch & Co., Inc. 6.875% 2018	10,000	7,833
Fleet Capital Trust II 7.92% 2026	6,340	2,680
BankAmerica Capital II, Series 2, 8.00% 2026	2,330	986
MBNA Capital A, Series A, 8.278% 2026	9,638	4,139
MBNA Global Capital Funding, Series B, 1.97% 2027[1]	33,000	11,578
NB Capital Trust IV 8.25% 2027	9,312	4,046
JPMorgan Chase & Co. 4.891% 2015[1]	55,000	44,751
JPMorgan Chase Bank NA 5.875% 2016	25,730	24,107
JPMorgan Chase Bank NA 6.00% 2017	22,580	21,200
JPMorgan Chase Capital XVII, Series Q, 5.85% 2035	4,664	2,725
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	22,207	14,742
JPMorgan Chase Capital XX, Series T, 6.55% 2066	15,962	10,272
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[1]	4,744	3,007
CIT Group Inc. 1.394% 2009[1]	1,732	1,676
CIT Group Inc. 6.875% 2009	15,000	13,676
CIT Group Inc. 4.25% 2010	33,000	28,293
CIT Group Inc. 1.464% 2011[1]	32,500	20,854
CIT Group Inc. 1.481% 2012[1]	6,080	3,728
CIT Group Inc. 7.625% 2012	18,275	13,461
CIT Group Inc. 7.75% 2012	2,455	1,692
CIT Group Inc. 5.40% 2013	19,880	12,410
CIT Group Inc. 5.00% 2014	1,260	723
CIT Group Inc. 5.125% 2014	3,095	1,873
CIT Group Inc. 5.65% 2017	4,089	2,371
CIT Group Inc. 12.00% 2018[2]	8,711	5,064
CIT Group Inc. 5.80% 2036	1,574	868
CIT Group Inc. 6.10% 2067[1]	36,265	8,738
Citigroup Inc. 1.396% 2010[1]	6,485	5,828
Citigroup Inc. 4.125% 2010	13,300	12,840
Citigroup Inc. 6.50% 2013	7,000	6,438
Citigroup Inc. 6.125% 2017	10,000	8,684
Citigroup Capital XXI 8.30% 2077[1]	64,210	30,963
Capital One Financial Corp. 1.573% 2009[1]	30,000	29,060
Capital One Financial Corp. 5.70% 2011	12,000	10,811
Capital One Financial Corp. 6.15% 2016	10,000	6,338
Capital One Capital III 7.686% 2036[1]	50,065	17,272
International Lease Finance Corp., Series O, 4.55% 2009	8,125	7,506
International Lease Finance Corp. 5.00% 2012	13,500	7,346
International Lease Finance Corp., Series R, 5.40% 2012	10,000	5,625
International Lease Finance Corp., Series R, 5.625% 2013	20,000	11,199
International Lease Finance Corp., Series R, 6.375% 2013	2,000	1,106
International Lease Finance Corp., Series R, 6.625% 2013	25,500	14,137
International Lease Finance Corp., Series R, 5.65% 2014	16,135	8,415
Goldman Sachs Group, Inc. 5.95% 2018	3,540	3,219
Goldman Sachs Group, Inc. 6.15% 2018	13,750	12,580
Goldman Sachs Group, Inc. 7.50% 2019	35,105	35,913
GMAC LLC 2.488% 2009[1]	500	476
General Motors Acceptance Corp. 5.625% 2009	15,000	14,198
General Motors Acceptance Corp. 7.25% 2011[2]	11,767	8,716
General Motors Acceptance Corp. 6.625% 2012[2]	1,899	1,275
General Motors Acceptance Corp. 6.875% 2012[2]	7,782	5,230
General Motors Acceptance Corp. 7.00% 2012[2]	16,383	11,323
General Motors Acceptance Corp. 7.50% 2013[2]	10,426	5,016
General Motors Acceptance Corp. 3.461% 2014[1,2]	3,070	1,539
General Motors Acceptance Corp. 6.75% 2014[2]	1,535	893
General Motors Acceptance Corp. 8.00% 2018[2]	9,577	2,783
SLM Corp., Series A, 4.50% 2010	38,000	28,508
SLM Corp., Series A, 5.40% 2011	13,700	8,498
SLM Corp., Series A, 5.375% 2013	3,000	1,647
SLM Corp., Series A, 1.459% 2014[1]	6,900	3,167
ORIX Corp. 5.48% 2011	60,720	41,419
American Express Co. 6.15% 2017	19,715	16,364
American Express Co. 8.15% 2038	4,600	4,189
American Express Co. 6.80% 2066[1]	6,321	3,052
Lehman Brothers Holdings Inc. 5.00% 2010[4]	£235	48
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[1,4]	$3,300	413
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[4]	10,395	1,377
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[4]	42,650	5,651
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[4]	765	101
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[4]	81,508	10,189
Lazard Group LLC 7.125% 2015	19,385	16,127
Lazard Group LLC 6.85% 2017	1,775	1,431
Charles Schwab Corp., Series A, 6.375% 2017	15,490	14,274
Schwab Capital Trust I 7.50% 2037[1]	5,000	3,158
Northern Trust Corp. 5.50% 2013	5,450	5,709
Northern Trust Co. 5.85% 2017[5]	3,750	3,796
ING Bank NV 5.50% 2012	€3,750	4,585
ING Groep NV 5.775% (undated)[1]	$15,500	4,267
iStar Financial, Inc. 6.00% 2010	3,805	2,132
iStar Financial, Inc. 6.50% 2013	10,120	2,937
iStar Financial, Inc. 8.625% 2013	5,000	1,601
iStar Financial, Inc. 6.05% 2015	4,152	1,205
E*TRADE Financial Corp. 8.00% 2011	10,925	4,698
E*TRADE Financial Corp. 7.375% 2013	1,075	398
E*TRADE Financial Corp. 7.875% 2015	6,020	2,242
Capmark Financial Group Inc. 6.375% 2012	11,570	2,294
Capmark Financial Group Inc. 6.30% 2017	7,920	1,474
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,575
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	1,203
Morgan Stanley 10.09% 2017	BRL3,000	825
		919,454

Insurance — 2.48%
Liberty Mutual Group Inc. 6.50% 2035[2]	$37,810	20,566
Liberty Mutual Group Inc. 7.50% 2036[2]	37,485	21,098
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,2]	25,033	9,545
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	93,940	46,084
Metropolitan Life Global Funding I, 5.125% 2013[2]	18,310	16,737
MetLife, Inc. 5.00% 2015	2,000	1,648
MetLife Capital Trust IV 7.875% 2067[1,2]	15,500	8,229
MetLife Capital Trust X 9.25% 2068[1,2]	82,550	46,299
Prudential Financial, Inc., Series D, 5.10% 2011	3,375	3,018
Prudential Holdings, LLC, Series C, 8.695% 2023[2,6]	57,035	49,175
Prudential Financial, Inc. 8.875% 2068[1]	20,000	9,511
Chubb Corp. 5.75% 2018	17,500	17,310
Chubb Corp. 6.50% 2038	19,850	19,109
Chubb Corp. 6.375% 2067[1]	25,595	14,629
ACE INA Holdings Inc. 5.875% 2014	18,775	18,387
ACE INA Holdings Inc. 5.70% 2017	4,000	3,631
ACE INA Holdings Inc. 5.80% 2018	7,000	6,334
ACE Capital Trust II 9.70% 2030	12,423	9,655
ACE INA Holdings Inc. 6.70% 2036	5,980	5,126
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	29,500	12,761
ZFS Finance (USA) Trust V 6.50% 2067[1,2]	71,675	29,422
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	4,519
Hartford Financial Services Group, Inc. 6.30% 2018	36,500	20,899
Glen Meadow Pass-Through Trust 6.505% 2067[1,2]	20,406	5,254
Hartford Financial Services Group, Inc. 8.125% 2068[1]	31,250	10,021
CNA Financial Corp. 5.85% 2014	11,500	8,349
CNA Financial Corp. 6.50% 2016	24,625	17,646
CNA Financial Corp. 7.25% 2023	24,145	14,485
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	16,942
Allstate Corp., Series B, 6.125% 2067[1]	32,665	18,456
Allstate Corp., Series A, 6.50% 2067[1]	7,710	4,202
New York Life Global Funding 5.25% 2012[2]	30,300	30,364
New York Life Global Funding 4.65% 2013[2]	9,170	8,938
Monumental Global Funding 5.50% 2013[2]	18,760	17,070
Monumental Global Funding III 5.25% 2014[2]	23,000	19,979
AEGON NV 6.125% 2031	£1,730	1,634
American General Finance Corp., Series J, 1.518% 2011[1]	$20,000	8,329
American General Finance Corp., Series I, 5.85% 2013	27,500	10,923
American General Finance Corp., Series I, 5.40% 2015	20,000	7,408
American General Finance Corp., Series J, 6.90% 2017	28,125	9,868
American International Group, Inc. 8.175% 2058[1,2]	17,080	1,456
American International Group, Inc., Series A-1, 6.25% 2087[1]	4,190	419
Lincoln National Corp. 5.65% 2012	20,745	9,369
Lincoln National Corp. 7.00% 2066[1]	90,738	20,603
Nationwide Financial Services, Inc. 6.75% 2067[1]	69,985	29,513
Nationwide Mutual Insurance 5.81% 2024[1,2]	19,085	12,095
Nationwide Mutual Insurance Co. 8.25% 2031[2]	15,675	9,279
Nationwide Mutual Insurance Co. 7.875% 2033[2]	5,480	3,113
Nationwide Mutual Insurance Co. 6.60% 2034[2]	2,000	996
Catlin Insurance Ltd. 7.249% (undated)[1,2]	88,800	24,096
Principal Life Insurance Co. 5.30% 2013	18,000	16,551
Assurant, Inc. 5.625% 2014	19,420	16,298
Principal Life Global Funding I 4.40% 2010[2]	16,600	16,192
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,240
AXA SA 6.463% (undated)[1,2]	35,000	12,454
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	10,000	9,889
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[2]	10,000	9,748
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	6,730
Genworth Financial, Inc. 6.15% 2066[1]	15,135	1,975
Jackson National Life Global 5.375% 2013[2]	10,000	8,579
Loews Corp. 6.00% 2035	8,000	5,956
XL Capital Finance (Europe) PLC 6.50% 2012	6,455	4,700
TIAA Global Markets 4.95% 2013[2]	3,275	3,262
UnumProvident Corp. 5.859% 2009	1,000	991
UnumProvident Finance Co. PLC 6.85% 2015[2]	2,839	2,254
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	7,425	1,117
		845,435

Real estate — 1.51%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	44,950	41,672
Westfield Group 5.40% 2012[2]	45,035	37,463
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	37,860	29,298
Westfield Group 5.70% 2016[2]	21,240	15,849
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	3,662
Westfield Group 7.125% 2018[2]	$52,060	40,736
Simon Property Group, LP 5.60% 2011	8,810	7,854
Simon Property Group, LP 5.00% 2012	16,000	13,628
Simon Property Group, LP 5.75% 2012	4,000	3,462
Simon Property Group, LP 5.75% 2015	3,250	2,512
Simon Property Group, LP 5.25% 2016	3,610	2,693
Simon Property Group, LP 6.10% 2016	4,750	3,766
Simon Property Group, LP 5.875% 2017	19,250	14,871
Simon Property Group, LP 6.125% 2018	34,705	27,326
Simon Property Group, LP 10.35% 2019	2,500	2,433
PLD International Finance LLC 4.375% 2011	€6,900	6,428
ProLogis 5.625% 2015	$13,035	6,652
ProLogis 5.625% 2016	745	373
ProLogis 5.75% 2016	27,620	14,362
ProLogis 6.625% 2018	73,630	37,374
Kimco Realty Corp., Series C, 4.82% 2011	7,500	5,905
Kimco Realty Corp. 6.00% 2012	17,500	13,343
Kimco Realty Corp., Series C, 4.82% 2014	12,000	7,876
Kimco Realty Corp., Series C, 5.783% 2016	19,500	12,738
Kimco Realty Corp. 5.70% 2017	33,450	21,137
Hospitality Properties Trust 6.85% 2012	6,000	3,895
Hospitality Properties Trust 6.75% 2013	17,845	10,831
Hospitality Properties Trust 5.125% 2015	13,125	6,803
Hospitality Properties Trust 6.30% 2016	25,923	13,616
Hospitality Properties Trust 5.625% 2017	7,655	3,696
Hospitality Properties Trust 6.70% 2018	33,515	17,173
ERP Operating LP 4.75% 2009	2,225	2,211
ERP Operating LP 6.625% 2012	5,000	4,243
ERP Operating LP 5.25% 2014	2,000	1,606
ERP Operating LP 6.584% 2015	13,040	10,612
ERP Operating LP 5.125% 2016	1,930	1,525
ERP Operating LP 5.75% 2017	2,880	2,283
ERP Operating LP 7.125% 2017	7,375	6,292
Brandywine Operating Partnership, LP 5.75% 2012	27,110	18,075
Brandywine Operating Partnership, LP 5.40% 2014	3,000	1,521
Developers Diversified Realty Corp. 5.375% 2012	5,782	2,584
Developers Diversified Realty Corp. 5.50% 2015	19,500	7,855
Rouse Co. 3.625% 2009[4]	5,200	1,508
Rouse Co. 7.20% 2012[4]	17,475	5,068
Rouse Co. 5.375% 2013	7,250	2,103
Rouse Co. 6.75% 2013[2]	3,750	1,088
Realogy Corp., Letter of Credit, 3.27% 2013[1,6,7]	242	141
Realogy Corp., Term Loan B, 3.518% 2013[1,6,7]	863	504
Realogy Corp. 10.50% 2014	17,985	5,126
Realogy Corp. 11.75% 2014[1,8]	2,620	445
Realogy Corp. 12.375% 2015	2,700	473
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	3,843
Federal Realty Investment Trust 4.50% 2011	3,500	2,996
Host Marriott, LP, Series M, 7.00% 2012	2,675	2,274
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	233
Plum Creek Timberlands, LP 5.875% 2015	1,500	1,233
		515,269

Automobiles & components — 0.22%
Ford Motor Credit Co. 7.375% 2009	1,725	1,547
Ford Motor Credit Co. 7.875% 2010	10,000	8,266
Ford Motor Credit Co. 8.625% 2010	425	339
Ford Motor Credit Co. 9.75% 2010[1]	5,000	4,115
Ford Motor Credit Co. 6.57% 2011[1]	20,275	14,319
Ford Motor Credit Co. 7.25% 2011	24,000	17,096
Ford Motor Credit Co. 7.375% 2011	2,200	1,663
Ford Motor Credit Co. 4.01% 2012[1]	8,825	5,571
Ford Motor Credit Co. 7.80% 2012	900	610
Ford Motor Credit Co. 8.00% 2016	2,000	1,316
American Honda Finance Corp. 5.125% 2010[2]	21,850	21,529
		76,371

CONSUMER DISCRETIONARY — 4.37%
Media — 2.89%
Comcast Corp. 5.50% 2011	1,100	1,116
Comcast Cable Communications, Inc. 6.75% 2011	11,115	11,506
Tele-Communications, Inc. 9.80% 2012	17,500	18,770
Comcast Cable Communications, Inc. 7.125% 2013	14,625	15,235
Tele-Communications, Inc. 7.875% 2013	7,500	7,601
Comcast Corp. 5.85% 2015	29,025	27,884
Comcast Corp. 6.50% 2015	5,000	4,978
Comcast Corp. 6.30% 2017	36,090	35,174
Comcast Corp. 5.70% 2018	54,085	50,817
Comcast Corp. 5.65% 2035	4,745	3,769
Comcast Corp. 6.45% 2037	7,250	6,353
Comcast Corp. 6.95% 2037	15,520	14,495
Comcast Corp. 6.40% 2038	11,800	10,327
Time Warner Inc. 1.461% 2009[1]	23,500	23,065
Time Warner Inc. 5.50% 2011	1,000	987
AOL Time Warner Inc. 6.75% 2011	3,000	3,046
AOL Time Warner Inc. 6.875% 2012	22,500	22,916
Time Warner Inc. 5.875% 2016	56,140	53,212
Time Warner Companies, Inc. 7.25% 2017	1,600	1,521
Time Warner Companies, Inc. 7.57% 2024	12,340	11,405
AOL Time Warner Inc. 7.625% 2031	31,935	28,606
Time Warner Inc. 6.50% 2036	60,485	49,892
Time Warner Cable Inc. 5.40% 2012	8,000	7,733
Time Warner Cable Inc. 6.20% 2013	4,500	4,385
Time Warner Cable Inc. 7.50% 2014	19,635	20,040
Time Warner Cable Inc. 8.25% 2014	40,000	41,854
Time Warner Cable Inc. 6.75% 2018	62,040	58,335
Time Warner Cable Inc. 8.25% 2019	18,285	18,822
Time Warner Cable Inc. 8.75% 2019	3,950	4,201
News America Holdings Inc. 8.00% 2016	1,000	1,010
News America Inc. 7.25% 2018	2,250	2,100
News America Holdings Inc. 8.25% 2018	15,290	14,733
News America Inc. 6.90% 2019[2]	30,100	28,135
News America Inc. 6.65% 2037	38,900	29,227
News America Inc. 7.85% 2039[2]	1,000	859
Thomson Reuters Corp. 6.50% 2018	74,120	69,164
Cox Communications, Inc. 7.875% 2009	1,000	1,014
Cox Communications, Inc. 4.625% 2010	900	892
Cox Communications, Inc. 7.125% 2012	7,000	6,974
Cox Communications, Inc. 5.45% 2014	12,750	11,481
Cox Communications, Inc. 9.375% 2019[2]	30,500	32,729
Cox Communications, Inc. 8.375% 2039[2]	9,930	9,341
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	10,000	9,050
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	10,150	9,338
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,325	11,193
Charter Communications Operating, LLC, Term Loan B, 3.18% 2014[1,6,7]	12,048	9,824
Charter Communications Operating, LLC, Term Loan B, 7.25% 2014[1,6,7]	1,980	1,831
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	1,575	1,394
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[2]	15,375	14,991
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	950	107
Viacom Inc. 5.75% 2011	2,500	2,437
Viacom Inc. 6.25% 2016	20,000	17,583
Univision Communications Inc. 7.85% 2011	6,725	4,338
Univision Communications, Inc., First Lien Term Loan B, 2.768% 2014[1,6,7]	8,955	4,696
Univision Communications Inc. 9.75% 2015[1,2,8]	35,620	3,740
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	2,962
AMC Entertainment Inc. 8.00% 2014	8,125	6,703
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,287
McGraw-Hill Companies, Inc. 5.90% 2017	13,200	11,561
Cinemark USA, Inc., Term Loan B, 2.31% 2013[1,6,7]	3,339	3,078
Cinemark, Inc. 9.75% 2014	8,750	8,291
Quebecor Media Inc. 7.75% 2016	8,950	6,847
Quebecor Media Inc. 7.75% 2016	5,670	4,338
NTL Cable PLC 8.75% 2014	9,725	9,239
NTL Cable PLC 8.75% 2014	€1,000	1,194
American Media Operation 9.00% 2013[2,8]	$1,123	590
American Media Operation 14.00% 2013[2]	15,584	8,182
TL Acquisitions, Inc., Term Loan B, 3.02% 2014[1,6,7]	5,600	3,829
Thomson Learning 10.50% 2015[2]	9,450	4,890
CSC Holdings, Inc. 8.50% 2014[2]	3,825	3,787
CSC Holdings, Inc. 8.625% 2019[2]	3,700	3,589
Kabel Deutschland GmbH 10.625% 2014	7,150	7,257
iesy Repository GmbH 10.375% 2015[2]	7,375	6,637
Regal Cinemas Corp., Series B, 9.375% 2012[3]	6,125	6,000
Warner Music Group 7.375% 2014	5,050	3,497
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	3,418
LBI Media, Inc. 8.50% 2017[2]	11,390	3,132
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,970	2,688
Walt Disney Co. 5.625% 2016	2,000	2,090
Local T.V. Finance LLC, Term Loan B, 2.52% 2013[1,6,7]	715	273
Local T.V. Finance LLC 9.25% 2015[1,2,8]	16,065	1,687
Liberty Media Corp. 8.25% 2030	3,550	1,947
Vidéotron Ltée 6.875% 2014	1,000	950
Vidéotron Ltée 6.375% 2015	1,000	911
Fox Acquisition LLC, Term Loan B, 7.25% 2015[1,6,7]	545	280
Fox Acquisition LLC 13.375% 2016[2]	6,165	1,526
Radio One, Inc. 6.375% 2013	7,380	1,624
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	3,000	1,515
Dex Media, Inc., Series B, 8.00% 2013	525	68
WDAC Intermediate Corp. 8.375% 2014[2]	2,425	315
WDAC Intermediate Corp. 8.50% 2014	€500	136
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.19% 2012[1,6,7]	$413	332
Young Broadcasting Inc. 10.00% 2011[4]	13,317	1
		983,877

Retailing — 0.78%
Federated Retail Holdings, Inc. 5.35% 2012	10,365	8,141
Macy’s Retail Holdings, Inc. 7.875% 2015	34,250	25,307
Federated Retail Holdings, Inc. 5.90% 2016	120,315	76,427
Federated Retail Holdings, Inc. 6.375% 2037	7,700	4,297
Staples, Inc. 7.75% 2011	16,265	16,635
Staples, Inc. 9.75% 2014	25,970	27,213
Target Corp. 6.00% 2018	3,270	3,290
Target Corp. 6.50% 2037	22,390	19,900
Dollar General Corp., Term Loan B2, 3.268% 2014[1,6,7]	1,000	864
Dollar General Corp. 10.625% 2015	6,550	6,566
Dollar General Corp. 11.875% 2017[1,8]	8,650	8,542
J.C. Penney Co., Inc. 8.00% 2010	5,185	5,189
J.C. Penney Co., Inc. 9.00% 2012	995	950
J.C. Penney Corp., Inc. 5.75% 2018	11,500	8,100
Michaels Stores, Inc., Term Loan B, 2.75% 2013[1,6,7]	8,279	4,608
Michaels Stores, Inc. 10.00% 2014	15,125	7,203
Michaels Stores, Inc. 0%/13.00% 2016[9]	2,120	413
Lowe’s Companies, Inc. 8.25% 2010	8,450	8,920
Toys "R" Us, Inc. 7.625% 2011	10,015	4,069
Toys "R" Us-Delaware, Inc., Term Loan B, 4.795% 2012[1,6,7]	7,970	4,571
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	7,200	6,858
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	924
Kohl’s Corp. 7.25% 2029	3,452	2,643
Kohl’s Corp. 6.00% 2033	2,905	1,983
Kohl’s Corp. 6.875% 2037	808	610
Marks and Spencer Group PLC 6.25% 2017[2]	6,000	4,443
Edcon (Proprietary) Ltd. 4.90% 2014[1]	€6,500	3,277
Bon-Ton Department Stores, Inc. 10.25% 2014	$10,000	1,750
Neiman Marcus Group, Inc. 9.75% 2015[1,8]	5,120	1,670
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,700	851
		266,214

Consumer services — 0.33%
Marriott International, Inc., Series J, 5.625% 2013	9,750	8,330
Marriott International, Inc., Series I, 6.375% 2017	13,750	11,058
Seminole Tribe of Florida 5.798% 2013[2,6]	9,865	8,362
Seminole Tribe of Florida 7.804% 2020[2,6]	9,370	8,799
Mohegan Tribal Gaming Authority 6.375% 2009	12,700	10,477
Mohegan Tribal Gaming Authority 8.00% 2012	3,675	1,103
Mohegan Tribal Gaming Authority 7.125% 2014	5,250	1,496
MGM MIRAGE 8.50% 2010	6,850	2,843
MGM MIRAGE 6.75% 2012	1,050	373
MGM MIRAGE 6.75% 2013	3,350	1,189
MGM MIRAGE 13.00% 2013[2]	2,800	2,100
MGM MIRAGE 5.875% 2014	6,575	2,334
MGM MIRAGE 6.625% 2015	3,600	1,296
Boyd Gaming Corp. 7.75% 2012	2,550	2,066
Boyd Gaming Corp. 6.75% 2014[3]	8,925	5,444
Boyd Gaming Corp. 7.125% 2016[3]	4,000	2,320
Wyndham Worldwide Corp. 6.00% 2016	16,421	8,378
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012[3]	12,025	8,128
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	8,415	6,395
ERAC USA Finance Co. 7.00% 2037[2]	10,000	5,833
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,800	4,560
Pinnacle Entertainment, Inc. 7.50% 2015	4,755	2,972
Seneca Gaming Corp. 7.25% 2012	3,025	1,947
Seneca Gaming Corp., Series B, 7.25% 2012	1,175	756
Gaylord Entertainment Co. 8.00% 2013	2,100	1,397
Gaylord Entertainment Co. 6.75% 2014	650	403
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	1,709
		112,068

Automobiles & components — 0.28%
Ford Capital BV 9.50% 2010	6,266	3,446
Ford Motor Co. 9.50% 2011	2,000	920
FCE Bank PLC 7.125% 2013	€4,500	4,060
Ford Motor Co. 6.50% 2018	$4,073	1,202
Ford Motor Co. 8.875% 2022	935	285
Ford Motor Co. 7.45% 2031	500	161
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,022
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,925	14,113
DaimlerChrysler North America Holding Corp. 5.875% 2011	9,400	9,002
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,930	14,729
DaimlerChrysler North America Holding Corp. 7.30% 2012	1,455	1,395
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	17,028
Allison Transmission Holdings, Inc., Term Loan B, 3.29% 2014[1,6,7]	5,787	3,889
Allison Transmission Holdings, Inc. 11.00% 2015[2]	750	360
Allison Transmission Holdings, Inc. 11.25% 2015[1,2,8]	17,825	7,219
General Motors Corp. 7.20% 2011	11,540	1,904
General Motors Corp. 7.125% 2013	3,595	530
General Motors Corp. 8.80% 2021	26,530	3,582
Tenneco Automotive Inc., Series B, 10.25% 2013	2,572	1,376
Tenneco Automotive Inc. 8.625% 2014	3,025	575
Tenneco Inc. 8.125% 2015	3,250	666
Goodyear Tire & Rubber Co. 6.318% 2009[1]	1,150	1,104
TRW Automotive Inc. 7.00% 2014[2]	1,500	638
Visteon Corp. 8.25% 2010	2,912	160
Visteon Corp. 12.25% 2016[2]	7,517	413
Delphi Automotive Systems Corp. 6.55% 2006[4]	500	10
Delphi Automotive Systems Corp. 6.50% 2009[4]	6,000	120
Delphi Corp. 6.50% 2013[4]	7,020	176
Delphi Automotive Systems Corp. 7.125% 2029[4]	1,350	27
Cooper-Standard Automotive Inc. 7.00% 2012	425	53
Cooper-Standard Automotive Inc. 8.375% 2014	2,200	165
		94,330

Consumer durables & apparel — 0.09%
Standard Pacific Corp. 5.125% 2009	1,000	1,004
Standard Pacific Corp. 6.875% 2011	605	423
Standard Pacific Corp. 7.75% 2013	6,890	3,755
Standard Pacific Corp. 6.25% 2014	775	368
Standard Pacific Corp. 7.00% 2015	4,340	2,105
Hanesbrands Inc., Series B, 5.698% 2014[1]	11,105	7,440
Meritage Corp. 7.00% 2014	1,850	1,193
Meritage Homes Corp. 6.25% 2015	5,275	3,244
Meritage Corp. 7.731% 2017[2,3]	4,000	1,943
KB Home 5.875% 2015	1,320	1,029
KB Home 6.25% 2015	3,170	2,473
Beazer Homes USA, Inc. 8.625% 2011	4,625	1,503
Beazer Homes USA, Inc. 8.125% 2016	5,940	1,307
Sealy Mattress Co. 8.25% 2014	5,450	2,030
Toll Brothers, Inc. 4.95% 2014	1,640	1,394
		31,211

UTILITIES — 3.48%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	46,600	47,029
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	4,880	4,497
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	3,500	3,205
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	62,500	72,471
National Rural Utilities Cooperative Finance Corp. 8.00% 2032	7,300	6,765
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,585
MidAmerican Energy Co. 5.125% 2013	7,500	7,598
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,007
MidAmerican Energy Co. 4.65% 2014	5,000	5,035
MidAmerican Energy Co. 5.95% 2017	3,000	3,086
MidAmerican Energy Co. 5.30% 2018	10,000	9,749
PacifiCorp., First Mortgage Bonds, 5.65% 2018	3,800	3,935
MidAmerican Energy Holdings Co. 5.75% 2018	47,700	47,007
MidAmerican Energy Holdings Co. 6.125% 2036	13,750	12,231
E.ON International Finance BV 5.80% 2018[2]	74,575	73,483
Edison Mission Energy 7.50% 2013	3,425	2,723
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	3,500	3,551
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,034
Edison Mission Energy 7.75% 2016	7,125	5,451
Midwest Generation, LLC, Series B, 8.56% 2016[6]	17,347	16,089
Edison Mission Energy 7.00% 2017	7,175	5,274
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	1,000	1,036
Edison Mission Energy 7.20% 2019	15,450	10,815
Homer City Funding LLC 8.734% 2026[6]	13,668	11,139
Edison Mission Energy 7.625% 2027	1,900	1,149
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,290
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[2]	3,060	2,993
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	40,445	36,341
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[2]	12,000	10,870
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	14,500	10,804
Ohio Edison Co. 6.40% 2016	13,750	13,125
Jersey Central Power & Light Co. 5.65% 2017	3,000	2,820
Cleveland Electric Illuminating Co. 5.70% 2017	8,640	7,688
Pennsylvania Electric Co. 6.05% 2017	5,165	4,822
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	27,311
Jersey Central Power & Light Co. 7.35% 2019	1,700	1,740
Ohio Edison Co. 6.875% 2036	2,315	2,040
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,417
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	5,000	4,718
Consumers Energy Co. 5.65% 2018	18,325	17,661
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	30,575	30,381
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	2,468
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,216
Progress Energy, Inc. 6.05% 2014	2,100	2,117
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,149
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,290
Progress Energy, Inc. 7.05% 2019	32,900	33,579
Israel Electric Corp. Ltd. 7.25% 2019[2]	39,800	40,019
Israel Electric Corp. Ltd. 9.375% 2020[2]	2,000	2,240
Israel Electric Corp. Ltd. 8.10% 2096[2]	6,250	5,382
PSEG Power LLC 3.75% 2009	6,825	6,825
PSEG Power LLC 7.75% 2011	16,410	17,180
Public Service Electric and Gas Co., Series E, 5.30% 2018	12,690	12,816
PSEG Power LLC 8.625% 2031	7,350	7,407
NGG Finance PLC 6.125% 2011	€3,480	4,780
National Grid PLC 6.30% 2016	$37,605	36,612
National Grid Co. PLC 5.875% 2024	£170	235
Veolia Environnement 5.25% 2013	$18,235	18,230
Veolia Environnement 6.00% 2018	4,945	4,689
Veolia Environnement 6.125% 2033	€13,640	15,730
Energy East Corp. 6.75% 2012	$7,155	7,033
Scottish Power PLC 5.375% 2015	31,415	28,381
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,025
Exelon Generation Co., LLC 6.95% 2011	13,665	13,960
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,875
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	5,000	4,759
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	711
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,176
Sierra Pacific Resources 8.625% 2014	900	853
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,420
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	5,975	5,615
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	9,669
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	2,500	2,459
Cilcorp Inc. 8.70% 2009	1,000	1,062
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,542
Union Electric Co. 4.65% 2013	3,000	2,836
Union Electric Co. 5.40% 2016	5,750	5,239
Cilcorp Inc. 9.375% 2029	12,265	15,147
Oncor Electric Delivery Co. 6.80% 2018[2]	25,000	24,555
Intergen Power 9.00% 2017[2]	23,450	21,339
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	13,500	13,778
Public Service Co. of Colorado 5.80% 2018	6,300	6,642
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,107
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,189
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,110
Ohio Power Co., Series H, 4.85% 2014	5,965	5,694
Ohio Power Co., Series K, 6.00% 2016	15,000	14,441
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,063
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,430
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,202
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.033% 2014[1,6,7]	4,518	2,995
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	12,215	6,169
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	10,925	5,517
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[1,8]	5,250	2,021
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	2,032
Pacific Gas and Electric Co. 6.25% 2013	1,550	1,659
PG&E Corp. 5.75% 2014	2,000	2,017
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,722
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,927
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,455
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,476
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,313
AES Corp. 9.50% 2009	927	930
AES Corp. 9.375% 2010	129	128
AES Corp. 8.75% 2013[2]	624	618
AES Corp. 7.75% 2015	10,500	9,214
AES Corp. 8.00% 2020[2]	1,925	1,569
Electricité de France SA 6.50% 2019[2]	11,000	11,352
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[6]	11,250	10,817
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	9,900	10,335
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,564
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,174
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,028
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	577
SP PowerAssets Ltd. 5.00% 2013[2]	$8,000	8,320
Alabama Power Co., Series R, 4.70% 2010	2,250	2,310
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,600
Alabama Power Co., Series 2008-B, 5.80% 2013	4,000	4,300
Kern River Funding Corp. 4.893% 2018[2,6]	7,847	7,509
NRG Energy, Inc. 7.25% 2014	4,200	3,958
NRG Energy, Inc. 7.375% 2016	3,700	3,450
ENEL SpA 5.625% 2027	€5,760	6,512
Florida Power & Light Co. 4.85% 2013	$5,000	5,185
Korea East-West Power Co., Ltd. 4.875% 2011[2]	5,000	4,916
Enersis SA 7.375% 2014	3,000	3,121
Connecticut Light & Power Co., First and Refunding Mortgage Bonds, Series 2008A, 5.65% 2018	2,500	2,593
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,6]	2,667	2,479
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	448
Kelda Group PLC 6.625% 2031	165	229
		1,187,780

TELECOMMUNICATION SERVICES — 3.43%
Verizon Communications Inc. 5.25% 2012[2]	$13,000	13,183
ALLTEL Corp. 7.00% 2012	18,299	19,073
Verizon Global Funding Corp. 7.375% 2012	11,835	12,801
Verizon Communications Inc. 5.25% 2013	14,500	14,815
Verizon Communications Inc. 5.55% 2014[2]	17,160	17,192
Verizon Communications Inc. 5.50% 2017	21,495	20,806
Verizon Communications Inc. 5.50% 2018	8,540	8,147
Verizon Communications Inc. 6.10% 2018	24,000	23,817
Verizon Communications Inc. 8.50% 2018[2]	16,000	18,308
Verizon Communications Inc. 8.75% 2018	56,000	64,181
Verizon Communications Inc. 6.35% 2019	18,500	18,310
Verizon Global Funding Corp. 7.75% 2030	9,501	9,706
Verizon Communications Inc. 7.35% 2039	3,625	3,541
AT&T Corp. 7.30% 2011[1]	4,734	5,090
AT&T Wireless Services, Inc. 7.875% 2011	15,355	16,414
SBC Communications Inc. 5.875% 2012	20,337	21,458
AT&T Wireless Services, Inc. 8.125% 2012	12,630	13,779
AT&T Inc. 4.95% 2013	17,000	17,260
AT&T Inc. 6.70% 2013	15,000	16,037
SBC Communications Inc. 5.10% 2014	4,745	4,767
SBC Communications Inc. 5.625% 2016	45,200	45,366
AT&T Inc. 5.50% 2018	9,945	9,633
AT&T Inc. 5.60% 2018	19,290	18,804
AT&T Inc. 5.80% 2019	45,075	44,207
SBC Communications Inc. 6.45% 2034	11,175	10,092
AT&T Inc. 6.40% 2038	6,250	5,578
AT&T Inc. 6.55% 2039	15,850	14,420
Telecom Italia Capital SA 4.00% 2010	1,140	1,123
Telecom Italia Capital SA 4.875% 2010	1,260	1,233
Olivetti Finance NV 7.25% 2012	€8,830	12,075
Telecom Italia Capital SA, Series B, 5.25% 2013	$12,480	11,219
Telecom Italia Capital SA 4.95% 2014	9,867	8,529
Telecom Italia Capital SA 5.25% 2015	80,500	67,963
Telecom Italia Capital SA 6.999% 2018	9,900	8,988
Telecom Italia SpA 7.75% 2033	€8,270	10,249
Telecom Italia Capital SA 7.20% 2036	$5,290	4,197
Telecom Italia Capital SA 7.721% 2038	51,500	42,944
Sprint Capital Corp. 6.375% 2009	31,230	31,230
Sprint Nextel Corp. 1.632% 2010[1]	1,865	1,727
Nextel Communications, Inc., Series E, 6.875% 2013	78,330	45,040
Nextel Communications, Inc., Series F, 5.95% 2014	56,559	31,673
Nextel Communications, Inc., Series D, 7.375% 2015	49,375	26,416
Sprint Capital Corp. 6.90% 2019	78	55
Vodafone Group PLC 7.75% 2010	20,000	20,756
Vodafone Group PLC 5.625% 2017	16,080	15,962
Vodafone Group PLC 6.15% 2037[3]	6,000	5,555
France Télécom 7.75% 2011[1]	32,000	34,287
France Télécom 7.25% 2013	€4,800	7,100
British Telecommunications PLC 5.15% 2013	$26,535	24,648
British Telecommunications PLC 5.95% 2018	17,472	14,243
American Tower Corp. 7.125% 2012	14,850	14,998
American Tower Corp. 7.00% 2017	16,550	16,384
Qwest Capital Funding, Inc. 7.90% 2010	1,400	1,372
Qwest Capital Funding, Inc. 7.25% 2011	16,450	15,792
Qwest Communications International Inc. 7.25% 2011	6,000	5,820
Qwest Capital Funding, Inc. 7.625% 2021	500	357
U S WEST Capital Funding, Inc. 6.875% 2028	1,940	1,232
Centennial Communications Corp. 7.185% 2013[1]	9,500	9,547
Centennial Communications Corp. 10.00% 2013	2,750	2,936
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	900	936
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico
Operations Corp. 8.125% 2014[1]	9,300	9,625
MetroPCS Wireless, Inc. 9.25% 2014	11,950	11,651
MetroPCS Wireless, Inc. 9.25% 2014[2]	10,925	10,597
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	15,000	14,518
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[2]	6,800	4,858
Embarq Corp. 6.738% 2013	20,000	18,666
Windstream Corp. 8.125% 2013	10,650	10,544
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,774
Windstream Corp. 8.625% 2016	3,300	3,259
Koninklijke KPN NV 8.00% 2010	6,550	6,779
Koninklijke KPN NV 4.75% 2017	€3,500	4,304
Koninklijke KPN NV 8.375% 2030	$5,200	5,401
Digicel Group Ltd. 12.00% 2014[2]	10,425	9,839
Digicel Group Ltd. 8.875% 2015[2]	5,500	3,575
Digicel Group Ltd. 8.875% 2015	400	260
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,749
Singapore Telecommunications Ltd. 6.375% 2011[2]	2,050	2,212
Singapore Telecommunications Ltd. 7.375% 2031[2]	3,800	4,269
Cricket Communications, Inc. 9.375% 2014	9,685	9,273
Crown Castle International Corp. 9.00% 2015	8,000	8,100
Rogers Wireless Inc. 7.25% 2012	713	743
Rogers Wireless Inc. 7.50% 2015	6,300	6,537
Cincinnati Bell Inc. 7.25% 2013	6,800	6,528
SK Telecom Co., Ltd. 4.25% 2011[2]	6,000	5,750
Intelsat Jackson Holding Co., Series B, 8.875% 2015[2]	1,950	1,838
Intelsat, Ltd. 8.875% 2015[2]	775	727
Intelsat Jackson Holding Co. 9.50% 2016[2]	2,100	1,985
NTELOS Inc., Term Loan B, 2.77% 2011[1,6,7]	4,801	4,498
Deutsche Telekom International Finance BV 5.875% 2013	4,000	4,072
Millicom International Cellular SA 10.00% 2013	2,430	2,387
Orascom Telecom 7.875% 2014[2]	3,275	2,112
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,490
Hawaiian Telcom Communications, Inc. 8.765% 2013[1,4]	$3,605	126
Hawaiian Telcom Communications, Inc. 9.75% 2013[4]	7,715	154
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[1,6,7]	2,114	987
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[4]	3,050	31
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	1,000	940
Citizens Communications Co. 7.875% 2027	1,125	765
Level 3 Financing, Inc. 9.25% 2014	1,000	695
Trilogy International Partners LLC, Term Loan B, 4.72% 2012[1,6,7]	275	117
		1,170,106

ENERGY — 3.29%
TransCanada PipeLines Ltd. 6.50% 2018	51,250	51,206
TransCanada PipeLines Ltd. 7.125% 2019	18,120	18,940
TransCanada PipeLines Ltd. 6.20% 2037	4,000	3,398
TransCanada PipeLines Ltd. 7.25% 2038	5,645	5,291
TransCanada PipeLines Ltd. 7.625% 2039	9,675	9,595
TransCanada PipeLines Ltd. 6.35% 2067[1]	90,065	51,406
Enbridge Energy Partners, LP, Series B, 6.50% 2018	45,455	39,901
Enbridge Energy Partners, LP 9.875% 2019	25,000	25,814
Enbridge Energy Partners, LP, Series B, 7.50% 2038	28,700	22,937
Enbridge Energy Partners, LP 8.05% 2077[1]	67,100	35,607
Gaz Capital SA 7.343% 2013	500	441
Gaz Capital SA 5.875% 2015	€5,125	5,202
Gaz Capital SA, Series 13, 6.605% 2018	8,200	7,642
Gaz Capital SA 8.146% 2018	$2,560	2,112
Gaz Capital SA 6.51% 2022[2]	92,010	59,576
Gaz Capital SA 7.288% 2037[2]	24,400	15,860
Kinder Morgan Energy Partners LP 6.75% 2011	5,500	5,611
Kinder Morgan Energy Partners LP 5.85% 2012	6,500	6,424
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	13,497
Kinder Morgan Energy Partners LP 5.125% 2014	34,052	32,385
Kinder Morgan Energy Partners LP 6.00% 2017	23,875	22,457
Kinder Morgan Energy Partners LP 9.00% 2019	4,150	4,443
Williams Companies, Inc. 3.435% 2010[1,2]	7,500	7,025
Williams Companies, Inc. 6.375% 2010[2]	1,500	1,476
Williams Companies, Inc. 7.125% 2011	500	498
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	9,773
Williams Companies, Inc. 7.875% 2021	47,082	43,634
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,659
Williams Companies, Inc. 8.75% 2032	14,916	13,568
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,6]	5,436	5,348
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	300	295
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,6]	15,570	16,261
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[6]	1,000	1,044
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	45,970	39,273
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,6]	15,000	11,517
Enterprise Products Operating LP, Series B, 4.625% 2009	9,500	9,445
Enterprise Products Operating LP 4.95% 2010	8,750	8,601
Enterprise Products Operating LP 7.50% 2011	5,000	5,084
Enterprise Products Operating LLC 5.65% 2013	17,850	16,725
Enterprise Products Operating LP, Series B 6.375% 2013	17,000	16,412
Enterprise Products Operating LP 7.034% 2068[1]	22,675	14,192
Rockies Express Pipeline LLC 5.10% 2009[1,2]	20,000	20,008
Rockies Express Pipeline LLC 6.25% 2013[2]	6,940	6,816
Rockies Express Pipeline LLC 6.85% 2018[2]	32,150	31,638
Enbridge Inc. 5.80% 2014	9,200	8,816
Enbridge Inc. 4.90% 2015	3,250	2,816
Enbridge Inc. 5.60% 2017	42,080	35,512
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,6]	51,458	40,909
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[6]	5,679	4,515
Chevron Corp. 3.95% 2014	4,400	4,524
Chevron Corp. 4.95% 2019	25,830	26,449
Pemex Finance Ltd. 8.875% 2010[6]	11,200	11,498
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3,6]	11,700	12,280
Pemex Project Funding Master Trust 5.75% 2018	3,150	2,646
Pemex Project Funding Master Trust 6.625% 2035	3,500	2,507
Phillips Petroleum Co. 8.75% 2010	4,000	4,279
Polar Tankers, Inc. 5.951% 2037[2,6]	27,355	22,218
Shell International Finance B.V. 4.00% 2014	18,830	19,116
Shell International Finance B.V. 6.375% 2038	4,250	4,491
Qatar Petroleum 5.579% 2011[2,6]	21,335	21,271
XTO Energy Inc. 6.25% 2017	15,750	15,385
Husky Energy Inc. 6.20% 2017	16,415	14,904
Apache Corp. 6.00% 2013	2,420	2,589
Apache Corp. 5.625% 2017	7,200	7,384
Apache Corp. 6.90% 2018	4,345	4,747
Sunoco, Inc. 4.875% 2014	14,830	13,122
Southern Natural Gas Co. 5.90% 2017[2]	11,840	10,378
El Paso Natural Gas Co. 5.95% 2017	3,000	2,650
Canadian Natural Resources Ltd. 5.70% 2017	14,000	12,502
Petroplus Finance Ltd. 6.75% 2014[2]	6,200	4,619
Petroplus Finance Ltd. 7.00% 2017[2]	10,175	7,377
Devon Financing Corp. ULC 7.875% 2031	10,195	10,445
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,6]	9,583	8,684
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,6]	1,806	1,633
Nakilat Inc., Series A, 6.067% 2033[2,6]	14,000	9,430
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,6]	9,718	9,395
Marathon Oil Corp. 5.90% 2018	10,000	9,145
Gulfstream Natural Gas 5.56% 2015[2]	3,500	3,043
Gulfstream Natural Gas 6.19% 2025[2]	7,235	5,478
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,413
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	2,958
Drummond Co., Inc. 7.375% 2016[2]	10,735	7,031
Energy Transfer Partners, LP 5.95% 2015	3,465	3,144
TEPPCO Partners LP 7.00% 2067[1]	4,275	2,451
PETRONAS Capital Ltd. 7.00% 2012[2]	2,250	2,422
		1,120,213

INDUSTRIALS — 3.15%
Transportation — 1.87%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[6]	$14,050	$12,364
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[6]	10,000	9,600
Continental Airlines, Inc. 8.75% 2011	6,300	3,512
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[6]	12,500	11,250
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 1.611% 2015[1,6]	1,100	706
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[6]	29,170	20,419
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[6]	162	110
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[6]	1,473	1,090
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[6]	1,499	1,064
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	17,234	13,615
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	36,415	29,132
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[6]	3,437	2,458
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	21,436	18,435
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[6]	12,448	9,118
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[6]	8,547	4,658
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[6]	281	236
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[6]	9,006	7,070
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	14,115	10,445
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[6]	10,130	5,363
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	13,656	10,106
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	13,692	10,543
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,447	926
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[6]	400	362
Northwest Airlines, Inc., Term Loan B, 4.72% 2013[1,6,7]	2,875	2,242
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[6]	1,000	870
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[6]	2,244	1,885
Delta Air Lines, Inc., Second Lien Term Loan B, 3.758% 2014[1,6,7]	4,913	2,268
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[6]	53,658	40,861
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[4,6]	4,760	4,130
Northwest Airlines, Inc., Term Loan A, 2.97% 2018[1,6,7]	67,187	50,390
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	37,194	25,292
CSX Corp. 5.75% 2013	8,335	8,058
CSX Corp. 6.25% 2015	15,000	13,652
CSX Corp. 6.25% 2018	10,000	8,629
CSX Corp. 7.375% 2019	15,000	13,920
CSX Corp. 6.15% 2037	26,585	18,844
CSX Corp. 7.45% 2038	20,550	16,938
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[6]	1,943	1,933
AMR Corp., Series B, 10.45% 2011	150	69
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[6]	3,750	2,662
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[6]	12,367	11,270
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[6]	18,165	12,988
AMR Corp. 9.00% 2012	5,800	2,987
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	38,010	30,646
American Airlines, Inc., Series 1991-C2, 9.73% 2014[6]	6,410	3,045
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	8,721	4,186
Union Pacific Corp. 5.125% 2014	8,430	8,330
Union Pacific Corp. 5.75% 2017	20,750	19,843
Union Pacific Corp. 5.70% 2018	4,000	3,814
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[6]	7,015	7,325
Union Pacific Corp. 6.15% 2037	10,930	10,245
Norfolk Southern Corp. 5.75% 2016[2]	3,390	3,411
Norfolk Southern Corp. 5.75% 2018	21,050	20,955
Norfolk Southern Corp. 7.05% 2037	8,690	9,021
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	394	383
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[4,6]	7,335	7,775
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[6]	304	295
United Air Lines, Inc., Term Loan B, 2.563% 2014[1,6,7]	6,652	3,214
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[6]	66	64
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	205	199
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,6]	894	483
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[6]	27,163	18,318
Canadian National Railway Co. 5.55% 2018	16,500	16,913
Canadian National Railway Co. 6.375% 2037	8,000	8,470
Burlington Northern Santa Fe Corp. 6.15% 2037	10,890	10,027
BNSF Funding Trust I 6.613% 2055[1]	15,000	10,899
TFM, SA de CV 9.375% 2012	3,800	3,477
Kansas City Southern Railway Co. 13.00% 2013	1,375	1,416
Kansas City Southern Railway Co. 8.00% 2015	2,000	1,665
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,6]	4,514	4,503
Navios Maritime Holdings Inc. 9.50% 2014	6,555	3,779
AIR 2 US, Series A, 8.027% 2020[2,6]	4,710	2,590
CEVA Group PLC 10.00% 2014[2]	500	194
		637,955

Capital goods — 1.07%
BAE Systems Holding Inc. 4.75% 2010[2,6]	10,350	10,460
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,6]	32,056	27,612
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,6]	30,840	29,422
Koninklijke Philips Electronics NV 5.75% 2018	20,000	19,696
Koninklijke Philips Electronics NV 6.875% 2038	32,150	31,284
General Electric Capital Corp. 6.25% 2017	£400	478
General Electric Capital Corp., Series A, 1.511% 2018[1]	$9,000	5,127
General Electric Capital Corp., Series A, 1.614% 2026[1]	77,000	36,462
General Electric Capital Corp. 5.625% 2031	£85	77
General Electric Capital Corp., Series A, 1.718% 2036[1]	$12,000	4,462
General Electric Capital Corp. 5.875% 2038	4,500	3,223
Hutchison Whampoa International Ltd. 7.00% 2011[2]	24,300	25,645
Hutchison Whampoa International Ltd. 6.50% 2013[2]	13,390	13,604
Caterpillar Inc. 4.50% 2009	1,190	1,192
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,403
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	498
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	207
Caterpillar Financial Services Corp., Series F, 4.90% 2013	10,500	10,004
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	3,632
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	15,493	14,602
US Investigations Services, Inc., Term Loan B, 3.977% 2015[1,6,7]	5,422	4,419
US Investigations Services, Inc. 10.50% 2015[2]	7,005	5,376
US Investigations Services, Inc. 11.75% 2016[2]	5,445	3,920
John Deere Capital Corp. 5.40% 2011	3,500	3,607
John Deere Capital Corp., Series D, 4.50% 2013	3,000	2,946
John Deere Capital Corp. 5.10% 2013	1,100	1,109
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,464
John Deere Capital Corp., Series D, 5.75% 2018	2,000	1,903
Lockheed Martin Corp. 4.121% 2013	6,000	6,201
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	6,083
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,540
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,637
Ashtead Group PLC 8.625% 2015[2]	4,675	2,688
Ashtead Capital, Inc. 9.00% 2016[2]	14,125	8,122
Raytheon Co. 6.40% 2018	9,500	10,385
Embraer Overseas Ltd 6.375% 2017	10,825	8,822
Honeywell International Inc. 5.00% 2019	8,725	8,736
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.27% 2014[1,6,7]	2,460	1,242
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.92% 2014[1,6,7]	2,419	1,222
DAE Aviation Holdings, Inc. 11.25% 2015[2]	17,285	3,803
B/E Aerospace 8.50% 2018	6,920	5,787
Atlas Copco AB 5.60% 2017[2]	4,525	4,095
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,625	2,139
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	642
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.518% 2014[1,6,7]	2,074	953
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 4.10% 2014[1,6,7]	118	54
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	344
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[1,8]	11,125	1,307
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	570	100
United Rentals (North America), Inc., Series B, 6.50% 2012	3,000	2,415
NTK Holdings Inc. 0%/10.75% 2014[6,9]	15,118	983
THL Buildco, Inc. 8.50% 2014	11,450	1,202
RSC Holdings III, LLC, Second Lien Term Loan B, 4.93% 2013[1,6,7]	2,838	1,501
Tyco International Ltd. 7.00% 2019	600	510
Tyco International Ltd. 6.875% 2021	1,000	838
TransDigm Inc. 7.75% 2014	1,325	1,242
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,111
Atrium Companies, Inc., Term Loan B, 12.50% 2012[1,6,7,8]	4,750	918
Atrium Companies, Inc. 15.00% 2012[2,8]	3,758	132
Esco Corp. 5.195% 2013[1,2]	325	206
Esco Corp. 8.625% 2013[2]	1,100	841
Esterline Technologies Corp. 6.625% 2017	1,050	945
Alion Science and Technology Corp. 10.25% 2015	3,690	922
Sequa Corp., Term Loan B, 3.76% 2014[1,6,7]	875	484
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	900	445
		366,431

Commercial & professional services — 0.21%
Nielsen Finance LLC, Term Loan B, 2.533% 2013[1,6,7]	7,105	5,574
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	23,825	20,609
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014[2]	1,000	915
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[9]	32,625	13,703
ARAMARK Corp., Term Loan B, 3.095% 2014[1,6,7]	4,158	3,641
ARAMARK Corp., Letter of Credit, 4.721% 2014[1,6,7]	264	231
ARAMARK Corp. 4.67% 2015[1]	3,450	2,648
ARAMARK Corp. 8.50% 2015	9,450	8,741
Allied Waste North America, Inc., Series B, 6.50% 2010	500	498
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,442
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,293
Allied Waste North America, Inc., Series B, 7.375% 2014	4,750	4,505
Allied Waste North America, Inc. 6.875% 2017	1,000	911
Iron Mountain Inc. 7.75% 2015	2,425	2,407
FTI Consulting, Inc. 7.625% 2013	2,300	2,329
		72,447

HEALTH CARE — 2.89%
Pharmaceuticals, biotechnology & life sciences — 1.60%
Roche Holdings Inc. 5.00% 2014[2]	25,250	26,357
Roche Holdings Inc. 6.00% 2019[2]	58,000	59,600
Roche Holdings Inc. 7.00% 2039[2]	10,000	10,551
Pfizer Inc. 4.45% 2012	6,000	6,167
Pfizer Inc. 5.35% 2015	20,000	21,128
Pfizer Inc. 6.20% 2019	52,770	56,343
Pfizer Inc. 7.20% 2039	4,000	4,303
Schering-Plough Corp. 5.55% 2013[1]	10,559	11,109
Schering-Plough Corp. 5.375% 2014	€11,630	15,442
Schering-Plough Corp. 6.00% 2017	$41,940	43,309
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	20,827
GlaxoSmithKline Capital Inc. 5.65% 2018	14,400	14,796
GlaxoSmithKline Capital Inc. 6.375% 2038	33,650	34,095
Biogen Idec Inc. 6.00% 2013	36,525	37,045
Biogen Idec Inc. 6.875% 2018	27,000	25,722
Abbott Laboratories 5.125% 2019	35,560	35,833
Abbott Laboratories 6.00% 2039	6,040	6,027
Novartis Capital Corp. 4.125% 2014	15,875	16,240
Novartis Securities Investment Ltd. 5.125% 2019	12,530	12,746
Bayer AG 5.00% (undated)[1]	€23,085	21,477
AstraZeneca PLC 5.40% 2012	$12,000	12,794
AstraZeneca PLC 5.40% 2014	6,000	6,495
Wyeth 5.50% 2016	15,000	15,278
Elan Finance PLC and Elan Finance Corp. 5.234% 2011[1]	250	206
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	3,125	2,641
Elan Finance PLC and Elan Finance Corp. 5.386% 2013[1]	5,135	3,595
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,910	8,783
Amgen Inc. 4.00% 2009	4,000	4,052
Amgen Inc. 6.40% 2039	3,325	3,207
Warner Chilcott Corp. 8.75% 2015	5,150	4,970
Mylan Inc., Term Loan B, 4.50% 2014[1,6,7]	4,098	3,821
		544,959

Health care equipment & services — 1.29%
UnitedHealth Group Inc. 1.407% 2010[1]	8,250	7,969
UnitedHealth Group Inc. 5.25% 2011	2,463	2,485
UnitedHealth Group Inc. 4.875% 2013	7,100	6,904
UnitedHealth Group Inc. 5.375% 2016	24,250	21,890
UnitedHealth Group 6.00% 2017	24,920	23,213
UnitedHealth Group Inc. 5.80% 2036	15,197	11,802
Hospira, Inc. 4.95% 2009	7,391	7,401
Hospira, Inc. 1.712% 2010[1]	28,500	26,588
Hospira, Inc. 5.90% 2014	4,510	4,326
Hospira, Inc. 6.05% 2017	30,675	27,419
Coventry Health Care, Inc. 5.875% 2012	1,000	789
Coventry Health Care, Inc. 6.30% 2014	62,750	42,693
Coventry Health Care, Inc. 6.125% 2015	2,270	1,492
Coventry Health Care, Inc. 5.95% 2017	12,430	7,925
Cardinal Health, Inc. 1.705% 2009[1]	3,500	3,445
Cardinal Health, Inc. 6.75% 2011	13,625	13,876
Cardinal Health, Inc. 5.80% 2016	10,000	9,199
Cardinal Health, Inc. 5.85% 2017	12,000	10,954
Allegiance Corp. 7.00% 2026	9,470	8,292
Humana Inc. 6.45% 2016	27,012	22,725
Humana Inc. 6.30% 2018	11,670	9,229
Humana Inc. 7.20% 2018	3,743	3,168
Tenet Healthcare Corp. 7.375% 2013	5,895	4,716
Tenet Healthcare Corp. 9.875% 2014	29,095	22,840
Tenet Healthcare Corp. 9.25% 2015	8,170	6,332
WellPoint, Inc. 5.00% 2011	4,000	4,013
WellPoint, Inc. 6.00% 2014	2,950	2,955
WellPoint, Inc. 5.25% 2016	6,455	5,898
WellPoint, Inc. 5.875% 2017	15,800	14,877
HealthSouth Corp. 8.323% 2014[1]	12,600	10,899
HealthSouth Corp. 10.75% 2016	10,980	10,815
Aetna Inc. 5.75% 2011	17,500	17,313
HCA Inc., Term Loan B, 3.47% 2013[1,6,7]	13,669	11,624
HCA Inc. 9.125% 2014	295	278
HCA Inc. 9.25% 2016	530	484
HCA Inc. 10.375% 2016[1,8]	530	424
VWR Funding, Inc. 10.25% 2015[1,8]	16,179	11,083
Bausch & Lomb Inc. 9.875% 2015[2]	13,625	10,900
Universal Health Services, Inc. 7.125% 2016	7,440	6,643
Surgical Care Affiliates, Inc. 9.625% 2015[1,2,8]	3,325	1,945
Surgical Care Affiliates, Inc. 10.00% 2017[2]	7,845	4,040
Health Management Associates Inc., Term Loan B, 2.97% 2014[1,6,7]	7,172	5,836
PTS Acquisition Corp. 9.50% 2015[1,8]	16,115	3,948
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,084
Boston Scientific Corp. 5.45% 2014	1,115	1,026
Boston Scientific Corp. 5.125% 2017	1,190	1,017
Boston Scientific Corp. 7.00% 2035	920	787
Symbion Inc. 11.75% 2015[1,8]	3,965	1,586
Viant Holdings Inc. 10.125% 2017[2]	2,929	1,450
CHS/Community Health Systems, Inc. 8.875% 2015	45	43
		440,640

CONSUMER STAPLES — 1.37%
Food & staples retailing — 0.93%
Kroger Co. 5.00% 2013	8,750	8,789
Kroger Co. 7.50% 2014	8,455	9,391
Kroger Co. 6.40% 2017	58,325	59,972
CVS Caremark Corp. 1.561% 2010[1]	5,000	4,820
CVS Caremark Corp. 6.60% 2019	10,880	10,986
CVS Corp. 5.789% 2026[2,6]	14,480	11,126
CVS Corp. 6.036% 2028[2,6]	34,316	25,855
CVS Caremark Corp. 6.943% 2030[2,6]	24,140	18,448
Tesco PLC 5.50% 2017[2]	21,325	21,021
Tesco PLC 5.50% 2033	£265	353
Tesco PLC 6.15% 2037[2]	$20,000	18,148
Delhaize Group 5.875% 2014	6,850	6,855
Delhaize Group 6.50% 2017	26,205	25,371
Safeway Inc. 6.25% 2014	2,725	2,862
Safeway Inc. 6.35% 2017	20,000	20,529
Walgreen Co. 4.875% 2013	5,000	5,304
Walgreen Co. 5.25% 2019	17,300	17,384
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,068
Stater Bros. Holdings Inc. 7.75% 2015	12,025	11,604
SUPERVALU INC., Term Loan B, 1.768% 2012[1,6,7]	1,996	1,780
SUPERVALU INC. 7.50% 2012	365	360
Albertson’s, Inc. 7.25% 2013	3,950	3,851
SUPERVALU INC. 7.50% 2014	830	814
Albertson’s, Inc. 8.00% 2031	4,700	3,866
Duane Reade Inc. 5.82% 2010[1]	4,992	4,019
Duane Reade Inc. 9.75% 2011	7,695	4,425
Vitamin Shoppe Industries Inc. 8.738% 2012[1]	7,490	5,627
Costco Wholesale Corp. 5.30% 2012	3,000	3,202
		315,830

Food, beverage & tobacco — 0.43%
Altria Group, Inc. 9.70% 2018	7,925	8,640
Altria Group, Inc. 9.25% 2019	27,800	29,774
Anheuser-Busch InBev NV 7.20% 2014[2]	25,000	26,223
Anheuser-Busch InBev NV 7.75% 2019[2]	5,250	5,244
Tyson Foods, Inc. 10.50% 2014[2]	4,575	4,689
Tyson Foods, Inc. 7.85% 2016[1]	20,430	17,703
Constellation Brands, Inc. 8.375% 2014	2,075	2,096
Constellation Brands, Inc. 7.25% 2017	9,945	9,497
H.J. Heinz Co. 15.59% 2011[1,2]	10,000	11,343
Coca-Cola Co. 4.875% 2019	7,500	7,594
British American Tobacco International Finance PLC 9.50% 2018[2]	6,000	6,828
Dole Food Co., Inc. 7.25% 2010	1,075	994
Dole Food Co., Inc. 8.875% 2011	6,260	5,368
Cott Beverages Inc. 8.00% 2011	4,950	2,821
Smithfield Foods, Inc., Series B, 8.00% 2009	500	500
Smithfield Foods, Inc., Series B, 7.75% 2013	150	101
Smithfield Foods, Inc. 7.75% 2017	3,100	1,938
JBS SA 10.50% 2016	2,970	1,968
Diageo Capital PLC 5.75% 2017	1,437	1,467
Pilgrim’s Pride Corp. 7.625% 2015[4]	1,100	712
Pilgrim’s Pride Corp. 8.375% 2017[4]	1,050	399
		145,899

Household & personal products — 0.01%
Yankee Candle Co., Inc., Series B, 8.50% 2015	2,820	1,565
Elizabeth Arden, Inc. 7.75% 2014	1,125	804
		2,369

MATERIALS — 0.74%
International Paper Co. 7.40% 2014	38,625	31,896
International Paper Co. 7.95% 2018	25,065	19,133
Rio Tinto Finance (USA) Ltd. 5.875% 2013	40,500	36,350
ArcelorMittal 6.125% 2018	36,550	26,484
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	8,865
BHP Billiton Finance (USA) Ltd. 6.50% 2019	15,000	15,225
UPM-Kymmene Corp. 5.625% 2014[2]	34,190	23,618
Stora Enso Oyj 6.404% 2016[2]	4,500	2,523
Stora Enso Oyj 7.25% 2036[2,3]	25,765	10,821
Nalco Co. 7.75% 2011	4,760	4,712
Nalco Co. 8.875% 2013	3,350	3,233
Nalco Co. 9.00% 2013	€2,000	2,362
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	$2,254	2,040
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	800	785
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	6,690	6,413
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,230	2,088
Commercial Metals Co. 6.50% 2017	7,000	5,201
Plastipak Holdings, Inc. 8.50% 2015[2]	7,165	5,051
Praxair, Inc. 4.375% 2014	1,850	1,853
Praxair, Inc. 4.625% 2015	2,500	2,598
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	2,043
E.I. du Pont de Nemours and Co. 5.00% 2013	305	318
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,012
C8 Capital (SPV) Ltd. 6.64% (undated)[1,2]	6,590	2,310
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	2,700	947
Weyerhaeuser Co. 7.375% 2032	2,500	1,674
Weyerhaeuser Co. 6.875% 2033	2,500	1,538
Arbermarle Corp. 5.10% 2015	3,656	3,145
Georgia Gulf Corp. 9.50% 2014	15,380	2,653
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	1,972
Rockwood Specialties Group, Inc. 7.625% 2014	€500	517
Owens-Illinois, Inc. 7.50% 2010	$2,250	2,284
Graphic Packaging International, Inc. 8.50% 2011	2,375	2,066
ICI Wilmington, Inc. 5.625% 2013	2,000	1,923
FMG Finance Pty Ltd. 10.625% 2016[2]	2,000	1,690
Metals USA Holdings Corp. 8.209% 2012[1,8]	3,503	841
Metals USA, Inc. 11.125% 2015	1,200	726
Georgia-Pacific Corp. 8.125% 2011	1,500	1,498
Vale Overseas Ltd. 6.25% 2017	1,500	1,486
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,445
Domtar Corp. 5.375% 2013	725	489
Domtar Corp. 7.125% 2015	1,270	857
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,195	1,326
Associated Materials Inc. 9.75% 2012	1,425	1,133
AMH Holdings, Inc. 11.25% 2014	375	114
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[4]	5,960	775
Stone Container Corp. 8.375% 2012[4]	715	94
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[4]	1,005	123
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[4]	1,925	241
Dow Chemical Co. 5.70% 2018	1,700	1,219
AEP Industries Inc. 7.875% 2013	1,985	1,161
Rohm and Haas Co. 5.60% 2013	950	890
Airgas, Inc. 6.25% 2014	550	528
Airgas, Inc. 7.125% 2018[2]	250	241
Neenah Paper, Inc. 7.375% 2014	1,140	428
NewPage Corp., Series A, 12.00% 2013	430	93
Smurfit Capital Funding PLC 7.50% 2025	10	6
		254,057

INFORMATION TECHNOLOGY — 0.67%
Technology hardware & equipment — 0.29%
Electronic Data Systems Corp., Series B, 6.00% 2013[1]	31,625	33,527
Electronic Data Systems Corp. 7.45% 2029	4,520	4,924
Jabil Circuit, Inc. 5.875% 2010	4,750	4,560
Jabil Circuit, Inc. 8.25% 2018	35,725	26,794
Sanmina-SCI Corp. 4.07% 2010[1,2]	1,601	1,357
Sanmina-SCI Corp. 6.75% 2013	7,825	3,091
Sanmina-SCI Corp. 4.07% 2014[1,2]	4,371	2,426
Sanmina-SCI Corp. 8.125% 2016	12,490	4,434
Hughes Communications, Inc. 9.50% 2014	12,425	11,182
Celestica Inc. 7.875% 2011	5,700	5,586
Sensata Technologies BV 8.00% 2014[1]	4,975	1,517
		99,398

Semiconductors & semiconductor equipment — 0.26%
KLA-Tencor Corp. 6.90% 2018	56,300	44,572
National Semiconductor Corp. 6.15% 2012	3,700	2,881
National Semiconductor Corp. 6.60% 2017	24,500	16,157
NXP BV and NXP Funding LLC 3.844% 2013[1]	10,045	1,733
NXP BV and NXP Funding LLC 5.362% 2013[1]	€6,075	1,330
NXP BV and NXP Funding LLC 7.875% 2014	$25,085	5,958
NXP BV and NXP Funding LLC 8.625% 2015	€10,050	1,267
NXP BV and NXP Funding LLC 9.50% 2015	$33,170	3,731
Freescale Semiconductor, Inc., Term Loan B, 2.247% 2013[1,6,7]	2,561	1,073
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[6,7]	16,723	8,967
Freescale Semiconductor, Inc. 10.125% 2016	1,642	304
		87,973

Software & services — 0.12%
First Data Corp., Term Loan B2, 3.272% 2014[1,6,7]	14,531	9,847
First Data Corp. 9.875% 2015[2]	9,000	5,310
SunGard Data Systems Inc. 9.125% 2013	14,613	12,787
Serena Software, Inc. 10.375% 2016	11,262	6,757
Ceridian Corp. 11.25% 2015	13,050	5,546
Exodus Communications, Inc. 11.625% 2010[3,4]	1,128	0
		40,247

Total corporate bonds & notes		11,254,341

MORTGAGE-BACKED OBLIGATIONS — 28.05%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[6] — 19.26%
Fannie Mae 7.00% 2009	1	1
Fannie Mae 7.50% 2009	21	22
Fannie Mae 7.50% 2009	4	4
Fannie Mae 7.50% 2009	1	1
Fannie Mae 7.50% 2009	1	1
Fannie Mae 7.50% 2009	—	—
Fannie Mae 7.50% 2009	—	—
Fannie Mae 8.50% 2009	1	1
Fannie Mae 9.50% 2009	2	2
Fannie Mae 7.00% 2010	2	2
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	48,758
Fannie Mae 4.89% 2012	25,000	25,979
Fannie Mae 7.00% 2016	137	145
Fannie Mae 11.50% 2016	274	309
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	6,991	7,455
Fannie Mae 5.50% 2018	400	420
Fannie Mae 9.00% 2018	22	24
Fannie Mae 10.00% 2018	217	246
Fannie Mae 4.50% 2019	19,002	19,706
Fannie Mae 4.50% 2019	18,579	19,267
Fannie Mae 5.50% 2019	4,146	4,356
Fannie Mae 5.50% 2019	1,709	1,793
Fannie Mae 12.00% 2019	282	318
Fannie Mae 4.50% 2020	4,780	4,950
Fannie Mae 5.50% 2020	15,449	16,229
Fannie Mae 5.50% 2020	1,728	1,813
Fannie Mae 11.00% 2020	115	131
Fannie Mae 11.229% 2020[1]	263	304
Fannie Mae 4.50% 2021	80,000	82,813
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	24,055	24,738
Fannie Mae 5.00% 2022	21,053	21,865
Fannie Mae 5.50% 2022	38,569	40,289
Fannie Mae 5.50% 2022	19,838	20,722
Fannie Mae 5.50% 2022	19,266	20,125
Fannie Mae 9.00% 2022	36	38
Fannie Mae 4.50% 2023	19,593	20,202
Fannie Mae 4.50% 2023	19,580	20,188
Fannie Mae 5.00% 2023	11,762	12,215
Fannie Mae 5.00% 2023	7,787	8,092
Fannie Mae 5.00% 2023	7,693	7,990
Fannie Mae 5.50% 2023	59,781	62,483
Fannie Mae 5.50% 2023	47,794	49,909
Fannie Mae 5.50% 2023	39,336	41,151
Fannie Mae 5.50% 2023	28,954	30,235
Fannie Mae 5.50% 2023	22,949	23,965
Fannie Mae 5.50% 2023	18,200	19,006
Fannie Mae 5.50% 2023	13,258	13,845
Fannie Mae 5.50% 2023	12,418	12,967
Fannie Mae 6.00% 2023	4,679	4,909
Fannie Mae 7.50% 2023	77	83
Fannie Mae 4.00% 2024	283,810	288,599
Fannie Mae 4.00% 2024[3]	168,830	171,521
Fannie Mae 4.00% 2024[3]	141,350	143,603
Fannie Mae 4.00% 2024	51,361	52,304
Fannie Mae 4.00% 2024	49,727	50,641
Fannie Mae 4.00% 2024	35,350	36,000
Fannie Mae 4.00% 2024[3]	32,000	32,510
Fannie Mae 4.00% 2024[3]	15,939	16,193
Fannie Mae 4.00% 2024	13,648	13,898
Fannie Mae 4.50% 2024[3]	60,010	61,257
Fannie Mae 4.50% 2024[3]	48,000	48,997
Fannie Mae 5.50% 2024	50,000	52,228
Fannie Mae 6.00% 2024	12,400	13,007
Fannie Mae, Series 2001-4, Class GA, 10.132% 2025[1]	483	547
Fannie Mae, Series 2001-4, Class NA, 11.855% 2025[1]	2,051	2,293
Fannie Mae 5.73% 2026[1]	499	515
Fannie Mae 6.00% 2026	28,821	30,232
Fannie Mae 5.50% 2027	23,878	24,869
Fannie Mae 6.50% 2027	26,347	27,797
Fannie Mae 6.50% 2027	22,707	23,957
Fannie Mae 6.50% 2027	18,675	19,703
Fannie Mae 8.50% 2027	8	9
Fannie Mae 6.00% 2028	9,883	10,342
Fannie Mae 6.00% 2028	9,553	9,997
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,990	1,544
Fannie Mae 6.50% 2029	185	194
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	657	706
Fannie Mae 7.50% 2029	46	50
Fannie Mae 7.50% 2029	44	47
Fannie Mae 7.50% 2030	140	151
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	5,443	5,752
Fannie Mae 7.50% 2031	359	385
Fannie Mae 7.50% 2031	38	40
Fannie Mae, Series 2001-20, Class E, 9.627% 2031[1]	80	90
Fannie Mae, Series 2001-20, Class C, 12.026% 2031[1]	81	92
Fannie Mae 6.50% 2032	590	622
Fannie Mae 5.50% 2033	31,304	32,656
Fannie Mae 6.50% 2034	879	925
Fannie Mae 4.566% 2035[1]	11,261	11,515
Fannie Mae 5.50% 2035	40,098	41,762
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,289	6,584
Fannie Mae 6.50% 2035	10,158	10,818
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	8,821	7,964
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	8,026	6,734
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,860	1,498
Fannie Mae 5.00% 2036	125,678	129,890
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	7,841	8,121
Fannie Mae 6.00% 2036	36,261	38,041
Fannie Mae 6.00% 2036	26,607	27,877
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	20,633	21,641
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	18,451	19,322
Fannie Mae 6.00% 2036	11,663	12,208
Fannie Mae 6.00% 2036	7,746	8,123
Fannie Mae 6.50% 2036	25,911	27,362
Fannie Mae 6.50% 2036	21,058	22,217
Fannie Mae 6.50% 2036	8,833	9,410
Fannie Mae 6.50% 2036	5,476	5,777
Fannie Mae 6.50% 2036	4,893	5,144
Fannie Mae 7.00% 2036	4,003	4,245
Fannie Mae 7.00% 2036	1,857	1,981
Fannie Mae 7.00% 2036	1,735	1,850
Fannie Mae 7.00% 2036	1,183	1,255
Fannie Mae 7.50% 2036	1,722	1,827
Fannie Mae 7.50% 2036	911	966
Fannie Mae 8.00% 2036	2,296	2,415
Fannie Mae 5.482% 2037[1]	17,653	18,313
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	30,037	31,336
Fannie Mae 5.50% 2037[1]	26,929	27,991
Fannie Mae 5.61% 2037[1]	39,921	41,457
Fannie Mae 5.625% 2037[1]	12,096	12,550
Fannie Mae 5.715% 2037[1]	18,908	19,665
Fannie Mae 5.776% 2037[1]	22,216	23,093
Fannie Mae 5.981% 2037[1]	34,573	35,768
Fannie Mae 6.00% 2037	126,985	132,797
Fannie Mae 6.00% 2037	91,365	95,580
Fannie Mae 6.00% 2037	53,271	55,729
Fannie Mae 6.00% 2037	48,804	51,055
Fannie Mae 6.00% 2037	44,523	46,577
Fannie Mae 6.00% 2037	40,365	42,227
Fannie Mae 6.00% 2037	24,675	25,813
Fannie Mae 6.00% 2037	13,479	14,101
Fannie Mae 6.00% 2037	13,233	13,843
Fannie Mae 6.00% 2037	12,848	13,377
Fannie Mae 6.00% 2037	8,368	8,713
Fannie Mae 6.00% 2037	8,000	8,369
Fannie Mae 6.00% 2037[3]	4,718	4,890
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,235	4,423
Fannie Mae 6.00% 2037	3,957	4,151
Fannie Mae 6.089% 2037[1]	20,145	20,862
Fannie Mae 6.421% 2037[1]	11,709	12,138
Fannie Mae 6.50% 2037	49,996	52,747
Fannie Mae 6.50% 2037	35,035	36,963
Fannie Mae 6.50% 2037	28,082	29,627
Fannie Mae 6.50% 2037	27,247	28,747
Fannie Mae 6.50% 2037	26,748	28,120
Fannie Mae 6.50% 2037[3]	25,784	26,984
Fannie Mae 6.50% 2037	20,391	21,513
Fannie Mae 6.50% 2037	20,422	21,469
Fannie Mae 6.50% 2037	15,112	15,887
Fannie Mae 6.50% 2037	13,207	13,934
Fannie Mae 6.50% 2037	13,121	13,843
Fannie Mae 6.50% 2037	10,983	11,588
Fannie Mae 6.50% 2037	9,997	10,510
Fannie Mae 6.50% 2037[3]	9,605	10,052
Fannie Mae 6.50% 2037	8,598	9,071
Fannie Mae 6.50% 2037	7,837	8,268
Fannie Mae 6.50% 2037	1,457	1,537
Fannie Mae 6.688% 2037[1]	14,563	15,115
Fannie Mae 6.79% 2037[1]	1,444	1,499
Fannie Mae 7.00% 2037	73,121	78,008
Fannie Mae 7.00% 2037	35,520	37,672
Fannie Mae 7.00% 2037	22,123	23,602
Fannie Mae 7.00% 2037	13,671	14,499
Fannie Mae 7.00% 2037	13,397	14,209
Fannie Mae 7.00% 2037	11,928	12,650
Fannie Mae 7.00% 2037	11,575	12,276
Fannie Mae 7.00% 2037[3]	11,419	12,036
Fannie Mae 7.00% 2037	8,550	9,068
Fannie Mae 7.00% 2037	7,149	7,582
Fannie Mae 7.00% 2037	6,538	6,934
Fannie Mae 7.00% 2037	6,464	6,856
Fannie Mae 7.00% 2037	5,265	5,585
Fannie Mae 7.00% 2037	5,000	5,303
Fannie Mae 7.00% 2037	3,744	3,971
Fannie Mae 7.00% 2037	2,386	2,530
Fannie Mae 7.00% 2037	1,791	1,911
Fannie Mae 7.00% 2037	1,709	1,824
Fannie Mae 7.00% 2037	1,676	1,777
Fannie Mae 7.00% 2037	1,604	1,701
Fannie Mae 7.00% 2037	1,095	1,162
Fannie Mae 7.00% 2037	828	883
Fannie Mae 7.00% 2037	827	882
Fannie Mae 7.50% 2037	7,343	7,835
Fannie Mae 7.50% 2037	4,051	4,297
Fannie Mae 7.50% 2037	3,899	4,136
Fannie Mae 7.50% 2037[3]	3,841	4,036
Fannie Mae 7.50% 2037	3,295	3,495
Fannie Mae 7.50% 2037	2,294	2,433
Fannie Mae 7.50% 2037	2,154	2,284
Fannie Mae 7.50% 2037	2,085	2,212
Fannie Mae 7.50% 2037	1,812	1,922
Fannie Mae 7.50% 2037	1,557	1,652
Fannie Mae 7.50% 2037	1,528	1,621
Fannie Mae 7.50% 2037	1,470	1,559
Fannie Mae 7.50% 2037	1,327	1,408
Fannie Mae 7.50% 2037	1,070	1,135
Fannie Mae 7.50% 2037	1,003	1,064
Fannie Mae 7.50% 2037	941	999
Fannie Mae 7.50% 2037	859	912
Fannie Mae 7.50% 2037	589	629
Fannie Mae 7.50% 2037	571	606
Fannie Mae 7.50% 2037	494	524
Fannie Mae 8.00% 2037	2,885	3,070
Fannie Mae 8.00% 2037	2,470	2,598
Fannie Mae 8.00% 2037	1,888	1,998
Fannie Mae 8.00% 2037	1,758	1,849
Fannie Mae 8.00% 2037	1,147	1,207
Fannie Mae 5.00% 2038	19,185	19,819
Fannie Mae 5.00% 2038	18,387	18,994
Fannie Mae 5.00% 2038	9,610	9,928
Fannie Mae 5.007% 2038[1]	16,064	16,640
Fannie Mae 5.319% 2038[1]	13,325	13,804
Fannie Mae 5.50% 2038	55,776	58,081
Fannie Mae 5.50% 2038	48,487	50,399
Fannie Mae 5.50% 2038	47,439	49,310
Fannie Mae 5.50% 2038	40,480	42,153
Fannie Mae 5.50% 2038	23,739	24,791
Fannie Mae 5.50% 2038	19,790	20,666
Fannie Mae 5.50% 2038	14,466	15,064
Fannie Mae 5.50% 2038	3,589	3,748
Fannie Mae 5.544% 2038[1]	2,763	2,854
Fannie Mae 5.668% 2038[1]	20,035	20,767
Fannie Mae 5.741% 2038[1]	29,966	31,114
Fannie Mae 6.00% 2038	44,075	46,108
Fannie Mae 6.00% 2038	28,304	29,610
Fannie Mae 6.00% 2038	28,088	29,384
Fannie Mae 6.00% 2038	24,120	25,316
Fannie Mae 6.00% 2038	19,955	20,876
Fannie Mae 6.00% 2038	19,579	20,482
Fannie Mae 6.00% 2038	11,738	12,279
Fannie Mae 6.00% 2038	5,640	5,901
Fannie Mae 7.00% 2038	25,499	27,044
Fannie Mae 7.00% 2038	17,566	18,740
Fannie Mae 5.00% 2039	50,000	51,652
Fannie Mae 5.122% 2039[1]	29,929	31,008
Fannie Mae 6.00% 2039	11,652	12,190
Fannie Mae 6.00% 2039	9,900	10,357
Fannie Mae 6.50% 2039	130,855	137,797
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	6,007	6,438
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,911	1,994
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	3,653	3,919
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	4,142	4,446
Fannie Mae 6.00% 2047	1,101	1,145
Fannie Mae 6.50% 2047	1,382	1,435
Fannie Mae 6.50% 2047	1,350	1,403
Fannie Mae 6.50% 2047	853	895
Fannie Mae 7.00% 2047	7,189	7,615
Fannie Mae 7.00% 2047	515	546
Fannie Mae 7.50% 2047	1,742	1,845
Fannie Mae 7.50% 2047	706	748
Fannie Mae 7.50% 2047	617	654
Freddie Mac 8.50% 2009	5	5
Freddie Mac 8.50% 2010	11	11
Freddie Mac 6.00% 2017	386	406
Freddie Mac, Series 2310, Class A, 10.537% 2017[1]	322	359
Freddie Mac 11.00% 2018	47	53
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,551
Freddie Mac 5.50% 2019	8,702	9,144
Freddie Mac 8.50% 2020	121	130
Freddie Mac 8.50% 2020	42	45
Freddie Mac, Series 41, Class F, 10.00% 2020	90	90
Freddie Mac, Series 178, Class Z, 9.25% 2021	69	73
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,828	1,849
Freddie Mac, Series 2922, Class EL, 4.50% 2023	37,468	38,533
Freddie Mac 5.00% 2023	41,415	43,007
Freddie Mac 5.00% 2023	40,881	42,452
Freddie Mac 5.00% 2023	13,831	14,363
Freddie Mac 5.00% 2023	4,439	4,610
Freddie Mac 5.00% 2023	2,486	2,582
Freddie Mac 5.00% 2023	241	250
Freddie Mac 5.50% 2023	37,140	38,795
Freddie Mac 5.50% 2023	10,716	11,193
Freddie Mac 5.50% 2023	9,327	9,743
Freddie Mac 5.50% 2023	8,360	8,732
Freddie Mac 5.50% 2023	3,427	3,587
Freddie Mac 5.50% 2023	2,811	2,939
Freddie Mac 5.50% 2023	782	817
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,949	2,085
Freddie Mac 4.00% 2024	54,205	54,883
Freddie Mac 4.50% 2024	7,535	7,764
Freddie Mac 6.00% 2026	29,174	30,603
Freddie Mac 6.00% 2026	22,395	23,491
Freddie Mac 8.00% 2026	90	96
Freddie Mac 5.50% 2027	14,485	15,093
Freddie Mac 6.00% 2027	166,203	174,339
Freddie Mac 8.50% 2027	20	22
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,454	3,607
Freddie Mac, Series 2122, Class QM, 6.25% 2029	5,961	6,213
Freddie Mac 4.635% 2035[1]	14,181	14,526
Freddie Mac, Series 3061, Class PN, 5.50% 2035	45,112	47,210
Freddie Mac 6.50% 2035[3]	334	342
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	7,838	7,230
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,577	5,081
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,504	5,001
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	4,887	4,453
Freddie Mac, Series 3257, Class PA, 5.50% 2036	49,456	51,458
Freddie Mac 5.604% 2036[1]	4,804	4,960
Freddie Mac 5.884% 2036[1]	20,593	21,246
Freddie Mac, Series 3233, Class PA, 6.00% 2036	39,995	42,088
Freddie Mac, Series 3156, Class NG, 6.00% 2036	12,716	13,464
Freddie Mac, Series 3286, Class JN, 5.50% 2037	63,707	65,974
Freddie Mac, Series 3318, Class JT, 5.50% 2037	35,479	36,757
Freddie Mac 5.50% 2037	32,547	33,816
Freddie Mac 5.50% 2037	27,425	28,494
Freddie Mac, Series 3312, Class PA, 5.50% 2037	26,968	27,895
Freddie Mac 5.50% 2037	17,805	18,499
Freddie Mac 5.623% 2037[1]	16,451	17,018
Freddie Mac 5.977% 2037[1]	27,792	28,729
Freddie Mac 5.987% 2037[1]	10,501	10,849
Freddie Mac, Series 3271, Class OA, 6.00% 2037	16,792	17,711
Freddie Mac 6.00% 2037	3,042	3,185
Freddie Mac 6.222% 2037[1]	17,176	17,849
Freddie Mac 6.264% 2037[1]	3,591	3,712
Freddie Mac 6.273% 2037[1]	17,175	17,738
Freddie Mac 6.50% 2037	37,325	39,415
Freddie Mac 7.00% 2037	23,111	24,424
Freddie Mac 7.00% 2037	2,564	2,710
Freddie Mac 7.00% 2037	2,364	2,499
Freddie Mac 7.00% 2037	1,936	2,046
Freddie Mac 7.00% 2037[3]	939	966
Freddie Mac 7.00% 2037[3]	904	930
Freddie Mac 7.00% 2037[3]	568	585
Freddie Mac 7.50% 2037	25,036	26,392
Freddie Mac 4.736% 2038[1]	5,042	5,166
Freddie Mac 4.817% 2038[1]	14,796	15,223
Freddie Mac 4.942% 2038[1]	19,494	20,037
Freddie Mac 5.00% 2038	66,359	68,502
Freddie Mac 5.00% 2038	9,456	9,762
Freddie Mac 5.05% 2038[1]	15,151	15,600
Freddie Mac 5.054% 2038[1]	9,924	10,225
Freddie Mac 5.132% 2038[1]	1,996	2,057
Freddie Mac 5.348% 2038[1]	18,827	19,441
Freddie Mac 5.50% 2038	26,904	27,953
Freddie Mac 5.50% 2038	24,016	24,772
Freddie Mac 5.591% 2038[1]	33,612	34,746
Freddie Mac 6.00% 2038	139,469	146,034
Freddie Mac 6.50% 2038	19,551	20,646
Freddie Mac 6.50% 2047	2,729	2,865
Freddie Mac 6.50% 2047	1,095	1,150
Freddie Mac 7.00% 2047	1,008	1,064
Freddie Mac 7.00% 2047	704	743
Government National Mortgage Assn. 7.50% 2009	4	4
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	—	—
Government National Mortgage Assn. 9.00% 2009	—	—
Government National Mortgage Assn. 9.50% 2009	22	22
Government National Mortgage Assn. 9.50% 2009	2	2
Government National Mortgage Assn. 9.00% 2016	74	81
Government National Mortgage Assn. 9.00% 2017	19	21
Government National Mortgage Assn. 9.50% 2019	159	179
Government National Mortgage Assn. 8.50% 2020	27	29
Government National Mortgage Assn. 8.50% 2020	8	9
Government National Mortgage Assn. 9.50% 2020	65	73
Government National Mortgage Assn. 8.50% 2021	156	171
Government National Mortgage Assn. 8.50% 2021	102	112
Government National Mortgage Assn. 8.50% 2021	32	35
Government National Mortgage Assn. 8.50% 2021	31	34
Government National Mortgage Assn. 10.00% 2021	876	985
Government National Mortgage Assn. 9.00% 2022	23	25
Government National Mortgage Assn. 8.50% 2023	24	26
Government National Mortgage Assn. 8.50% 2024	12	14
Government National Mortgage Assn. 8.50% 2024	7	7
Government National Mortgage Assn. 8.50% 2027	29	32
Government National Mortgage Assn. 8.50% 2028	23	25
Government National Mortgage Assn. 8.50% 2029	27	30
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	4,854	3,896
Government National Mortgage Assn. 6.00% 2038	165,963	173,612
Government National Mortgage Assn. 6.50% 2038	32,468	34,140
Government National Mortgage Assn. 6.50% 2038	28,509	29,941
Government National Mortgage Assn. 6.00% 2039	35,183	36,804
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[3]	10,385	10,502
		6,568,105

COMMERCIAL MORTGAGE-BACKED SECURITIES[6] — 4.51%
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,209	1,186
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	442	442
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,475	2,467
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	562	544
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	43,058	42,645
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1,2]	1,500	1,017
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[1,2]	500	271
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	29,801	29,735
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	14,967	14,498
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	10,340
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,580
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	17,876
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	4,642
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[2]	8,240	2,002
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,500	2,458
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 2038[2]	2,000	856
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	11,165
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	12,000	10,142
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	17,493
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.552% 2039[1]	14,750	12,147
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[1]	7,305	5,959
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	42,000	33,919
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[1]	5,000	2,434
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.018% 2041[1]	850	838
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,676	3,656
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.982% 2034[1,2]	2,500	1,299
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	650	639
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,019
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[1]	61,300	50,633
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[2]	400	239
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,890	5,383
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	17,693
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	18,957
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	21,846
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	1,655	1,188
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	9,266
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[1]	21,259	13,447
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[1]	29,000	21,024
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	26,455	24,945
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	33,000	31,020
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2]	3,300	3,052
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2]	7,460	6,789
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	48,500	44,377
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2]	14,180	12,620
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	12,329	10,850
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 2036[2]	4,025	3,502
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2]	375	326
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2]	1,375	1,182
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2]	4,040	3,474
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2]	2,375	2,042
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	60,176
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	51,527
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2]	18,500	16,002
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2]	10,000	8,450
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	10,000	8,250
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2]	36,415	29,314
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2]	11,375	8,929
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2]	13,470	10,372
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,343	2,137
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,478
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,499
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[1]	35,000	24,263
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	4,650	3,632
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	17,000	15,183
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[1]	15,350	11,871
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.27% 2044[1]	8,038	6,457
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	13,025
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	43,000	39,775
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2]	31,000	26,195
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2]	10,350	8,694
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2]	1,400	1,148
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	47,784	47,264
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	8,451
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,775
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	415
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,190
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[1]	2,500	1,854
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.426% 2031[1]	117,717	1,413
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.563% 2031[1,2]	36,098	835
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,024	16,190
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	9,708	9,601
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[2]	3,000	2,698
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	8,555
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	15,989
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[3]	44,437	43,913
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1]	51,820	37,702
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[1]	7,645	3,776
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,474	1,480
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	28,728	28,646
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[1,2]	1,000	357
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 2036[1,2]	1,000	437
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	7,903	7,675
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2]	17,875	16,713
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	320	293
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2]	10,000	9,150
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2]	4,730	4,328
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2]	8,730	7,988
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,423	2,447
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	9,995
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	17,043
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	8,940	8,239
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	40,324	35,273
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	2,038	1,898
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	13,045	11,898
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[1]	11,000	8,021
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	15,000	13,379
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.142% 2039[1]	8,000	3,649
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	8,905
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.335% 2044[1]	33,700	22,511
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.243% 2037[1]	4,620	2,344
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[1]	8,500	6,907
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.657% 2039[1]	3,050	2,374
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1]	6,805	4,736
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[1]	5,065	3,626
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[1]	6,300	3,170
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[1]	10,250	7,218
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,049	19,098
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,328	7,339
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,302	2,305
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	3,026	3,031
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,135
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,008
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[1]	41,210	24,920
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	13,792	13,969
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,959	1,964
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,147
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 2040[1]	10,000	4,951
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	58	58
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,033
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,371
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	966	965
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,448
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.726% (undated)[1]	15,800	11,899
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	14,000	11,530
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	4,072	3,970
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,250	1,248
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,442	3,262
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	7,018
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.385% 2030[1]	6,968	6,946
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[1]	7,875	6,678
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	5,856	5,841
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,363
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,819	4,746
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	1,344	1,340
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	608	608
		1,537,013

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)[6] — 3.69%
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	15,397	11,488
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	38,086	28,441
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	19,299	16,200
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	16,294	8,887
Countrywide Alternative Loan Trust, Series 2005-J13, Class 2-A-4, 5.50% 2035	8,060	4,092
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-12, 5.50% 2035	8,000	3,520
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	1,755
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,341	1,945
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	11,099	9,391
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,842	4,068
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	930	605
Countrywide Alternative Loan Trust, Series 2006-36T2, Class 1-A-10, 0.842% 2036[1]	40,782	16,853
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A-7, 0.872% 2036[1]	85,815	35,120
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	14,102	10,104
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.872% 2037[1]	23,506	8,948
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1-A-19, 0.972% 2037[1]	79,020	32,480
Countrywide Alternative Loan Trust, Series 2007-21CB, Class 2-A-3, 1.022% 2037[1]	27,728	13,167
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.918% 2047[1]	41,411	17,829
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.002% 2035[1]	3,324	1,720
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.902% 2036[1]	14,645	7,729
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.915% 2036[1]	65,546	27,705
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[1]	6,457	2,958
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1-A1, 0.822% 2037[1]	8,585	3,828
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.867% 2037[1]	28,900	13,425
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.922% 2037[1]	20,739	9,834
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.971% 2037[1]	32,726	16,988
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.972% 2047[1]	10,728	5,065
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 0.842% 2037[1]	56,049	21,345
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	2,500	1,181
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.076% 2037[1]	25,893	10,945
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	74,147	41,173
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	25,119	11,420
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.264% 2033[1]	3,243	2,696
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.546% 2034[1]	22,609	16,942
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.063% 2036[1]	2,411	1,317
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.334% 2037[1]	7,226	3,948
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.817% 2037[1]	46,910	24,471
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.83% 2037[1]	32,887	15,527
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.86% 2037[1]	41,692	18,725
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1-A-2, 6.00% 2037	10,069	4,373
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	47,396	26,300
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	41,638	23,533
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	49,971	28,273
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	7,422	5,282
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	28,892	21,846
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,332	1,082
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	465
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,014
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.838% 2035[1]	4,376	1,978
Residential Accredit Loans, Inc., Series 2005-QS15, Class II-A, 6.00% 2035	14,775	8,586
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.948% 2036[1]	13,951	5,770
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	47,803	24,137
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	11,167	5,176
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	7,079	3,426
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018	7,172	6,668
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	3,608	3,386
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	405	348
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	48	40
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,979	2,052
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	989	905
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	7,119	4,991
CS First Boston Mortgage Securities Corp., Series 2005-10, Class III-A-3, 5.50% 2035	11,000	4,248
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,136	3,415
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	27,094	10,714
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 8-A-6, 1.152% 2036[1]	13,154	4,652
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	25,857	16,437
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	21,799	12,863
CS First Boston Mortgage Securities Corp., Series 2006-4, Class 2-A-1, 6.50% 2036	19,219	8,625
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.204% 2034[1]	9,305	6,542
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	51,800	25,408
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.872% 2035[1]	31,146	16,623
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 2046[1]	848	388
ChaseFlex Trust, Series 2007-M1, Class 2-AV2, 0.752% 2037[1]	71,622	46,106
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 4.661% 2033[1]	2,567	2,002
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 4.746% 2033[1]	1,300	983
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.077% 2034[1]	2,860	1,556
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.55% 2035[1]	23,781	12,936
CHL Mortgage Pass-Through Trust, Series 2007-2, Class A-16, 6.00% 2037	20,000	10,928
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.929% 2047[1]	8,440	4,290
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.08% 2047[1]	17,229	7,948
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	8,600	7,385
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	2,347
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	14,268	9,433
Residential Asset Securitization Trust, Series 2006-A8, Class 1-A-2, 0.822% 2036[1]	10,519	4,972
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036	3,853	1,564
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.679% 2034[1]	5,300	4,981
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,292	2,056
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.567% 2035[1]	19,470	9,328
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 5-A-3, 5.50% 2036	19,140	7,863
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	4,013
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036[1]	15,000	9,137
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037[1]	15,000	8,077
Lehman Mortgage Trust, Series 2005-2, Class 5-A1, 1.422% 2035[1]	31,357	15,074
Lehman Mortgage Trust, Series 2006-7, Class 2-A1, 0.972% 2036[1]	12,240	5,343
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.724% 2036[1]	21,197	10,831
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.153% 2036[1]	20,106	9,438
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	3,977	3,556
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	548	483
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,048	855
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	12,962	9,018
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,328	2,407
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	4,181	3,328
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	412	290
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[1]	28,911	16,714
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.608% 2037[1]	6,857	3,190
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	23,525	12,440
SunTrust Alternative Loan Trust, Series 2005-1F, Class 4-A-1, 6.50% 2035	15,120	7,293
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.642% 2046[1]	22,590	19,152
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.625% 2036[1]	10,000	4,690
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.658% 2036[1]	25,586	13,403
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.902% 2035[1]	23,045	11,663
Banc of America Funding Trust, Series 2007-1, Class T-A-5, 6.09% 2037[1]	13,249	5,971
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	32,287	17,306
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.801% 2036[1]	17,434	8,535
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.29% 2036[1]	12,721	6,274
TBW Mortgage-Backed Trust, Series 2006-1, Class 6-A-1, 6.50% 2036	16,366	6,936
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.942% 2037[1]	22,000	6,855
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.915% 2035[1]	9,310	5,411
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	7,647
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.869% 2036[1]	24,025	10,221
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.73% 2036[1]	4,000	1,764
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.793% 2037[1]	21,750	8,057
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	3,069	2,992
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.454% 2027[1,2]	4,367	3,183
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.608% 2027[1,2]	1,638	1,430
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.743% 2028[1,2]	1,049	1,109
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 5.128% 2033[1]	453	369
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.867% 2036[1]	18,138	8,690
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.692% 2037[1]	21,276	8,154
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	12,954	8,146
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	20,666	8,144
GSAA Home Equity Trust, Series 2007-10, Class A-1A, 6.00% 2037	13,651	7,387
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	12,557	7,298
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,2]	8,408	6,472
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,144	772
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036	12,000	5,668
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.631% 2036[1]	9,749	5,378
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.529% 2033[1]	6,196	4,542
Residential Funding Mortgage Securities I, Inc., Series 2006-S11, Class A-4, 6.00% 2036	7,393	4,443
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.783% 2046[1]	5,787	3,024
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.293% 2036[1]	3,242	1,484
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.519% 2040[1,2]	1,542	996
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2]	390	276
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	267	260
		1,256,648

OTHER MORTGAGE-BACKED SECURITIES[6] — 0.59%
Nykredit 4.00% 2035	DKr291,700	47,686
Nykredit 5.00% 2038	170,324	29,505
Bank of America 5.50% 2012[2]	$34,750	34,065
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	34,750	33,579
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€19,447	26,094
Northern Rock PLC 5.625% 2017[2]	$20,000	17,017
Dexia Municipal Agency 3.50% 2009	€10,076	13,432
		201,378

Total mortgage-backed obligations		9,563,144

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 20.63%
U.S. Treasury 3.875% 2009	$55,925	56,180
U.S. Treasury 6.00% 2009	104,975	107,206
U.S. Treasury 2.00% 2010	111,150	112,562
U.S. Treasury 2.00% 2010	20,000	20,402
U.S. Treasury 1.125% 2011	25,000	25,068
U.S. Treasury 1.75% 2011	145,620	148,464
U.S. Treasury 2.375% 2011[3,10]	28,505	29,277
U.S. Treasury 4.50% 2011	73,200	78,356
U.S. Treasury 4.625% 2011	290,400	318,839
U.S. Treasury 4.875% 2011	10,000	10,839
U.S. Treasury 3.00% 2012[3,10]	33,640	35,807
U.S. Treasury 4.25% 2012	50,050	55,104
U.S. Treasury 4.875% 2012	83,825	92,902
U.S. Treasury 2.00% 2013	147,250	150,310
U.S. Treasury 1.875% 2013[3,10]	11,495	11,813
U.S. Treasury 2.75% 2013	132,160	139,408
U.S. Treasury 3.375% 2013	109,760	118,768
U.S. Treasury 3.50% 2013	89,135	96,684
U.S. Treasury 3.625% 2013	20,000	21,777
U.S. Treasury 4.25% 2013	604,036	677,016
U.S. Treasury 1.875% 2014	55,050	55,657
U.S. Treasury 2.00% 2014[3,10]	11,200	11,599
U.S. Treasury 2.00% 2014[3,10]	15,653	16,170
U.S. Treasury 4.25% 2014	33,550	38,095
U.S. Treasury 1.875% 2015[3,10]	5,427	5,576
U.S. Treasury 4.25% 2015	107,000	121,963
U.S. Treasury 11.25% 2015	133,500	201,679
U.S. Treasury 2.375% 2016	23,000	23,150
U.S. Treasury 2.625% 2016	60,000	61,544
U.S. Treasury 5.125% 2016	56,500	67,416
U.S. Treasury 7.25% 2016	29,175	38,504
U.S. Treasury 7.50% 2016	15,250	20,503
U.S. Treasury 2.375% 2017[3,10]	10,469	11,152
U.S. Treasury 4.50% 2017	228,250	262,862
U.S. Treasury 4.625% 2017	78,250	90,941
U.S. Treasury 8.875% 2017	77,250	112,864
U.S. Treasury 3.50% 2018	468,660	503,078
U.S. Treasury 3.75% 2018	598,575	652,728
U.S. Treasury 3.875% 2018	92,800	102,407
U.S. Treasury 4.00% 2018	20,000	22,231
U.S. Treasury 2.75% 2019	394,365	396,581
U.S. Treasury 8.125% 2019	10,000	14,521
U.S. Treasury 8.50% 2020	31,900	47,681
U.S. Treasury 7.875% 2021	13,750	19,980
U.S. Treasury 8.00% 2021	47,550	70,505
U.S. Treasury 8.125% 2021	27,000	40,095
U.S. Treasury 7.125% 2023	25,000	35,220
U.S. Treasury 7.50% 2024	32,425	48,865
U.S. Treasury 6.875% 2025	93,610	134,279
U.S. Treasury 6.00% 2026	78,000	102,862
U.S. Treasury 6.125% 2027	30,125	40,564
U.S. Treasury 5.25% 2028	50,000	61,552
U.S. Treasury 4.50% 2036	260,960	300,921
U.S. Treasury 4.375% 2038	100,455	114,186
U.S. Treasury 4.50% 2038	3,000	3,504
U.S. Treasury 3.50% 2039	4,000	3,955
Fannie Mae 1.75% 2011	143,210	144,064
Fannie Mae 5.25% 2012	21,250	22,269
Fannie Mae 6.125% 2012	10,000	11,261
Fannie Mae 4.625% 2013	6,250	6,363
Fannie Mae 2.75% 2014	54,840	55,320
Fannie Mae 5.375% 2017	30,000	34,053
Freddie Mac 3.125% 2010	73,990	75,321
Freddie Mac 1.50% 2011	70,370	70,674
Freddie Mac 5.25% 2011	20,000	21,680
Freddie Mac 2.125% 2012	27,420	27,600
Freddie Mac 2.50% 2014	30,000	30,064
Freddie Mac 5.50% 2016	30,000	34,388
Freddie Mac 3.75% 2019	4,000	4,045
Federal Home Loan Bank 2.25% 2009	43,515	43,795
Federal Home Loan Bank 3.625% 2011	5,000	5,229
Federal Home Loan Bank 2.25% 2012	32,500	32,784
Federal Home Loan Bank 3.625% 2013	38,000	39,674
Federal Home Loan Bank 5.375% 2016	25,000	28,367
CoBank ACB 7.875% 2018[2]	22,115	21,618
CoBank ACB 1.92% 2022[1,2]	46,470	32,727
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	8,250	8,275
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.80% 2011	9,665	9,716
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	29,505
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,118
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	17,740
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	10,000	10,621
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,292
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,655
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[6]	7,150	7,519
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,381
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,708
		7,033,998

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.44%
German Government 3.75% 2013	€79,815	112,862
German Government 4.25% 2014	116,040	168,833
German Government, Series 6, 4.00% 2016	72,120	103,501
German Government 3.75% 2017	41,850	59,171
German Government, Series 7, 4.00% 2018	24,965	35,995
German Government, Series 8, 4.25% 2018	202,360	297,564
German Government 6.25% 2030	11,120	19,140
Japanese Government 1.80% 2010	¥487,350	4,996
Japanese Government 1.30% 2011	50	1
Japanese Government 1.70% 2017	3,930,000	41,540
Japanese Government 1.50% 2018	4,989,850	51,454
Japanese Government 2.30% 2035	3,629,700	38,312
Japanese Government 2.40% 2038	5,383,900	58,234
United Kingdom 4.75% 2015	£21,408	34,467
United Kingdom 5.00% 2018	55,620	92,367
United Kingdom 4.75% 2038	28,630	45,041
United Mexican States Government Global 6.375% 2013	$5,150	5,459
United Mexican States Government Global 5.875% 2014	3,000	3,118
United Mexican States Government, Series MI10, 9.50% 2014	MXN162,500	12,634
United Mexican States Government, Series M10, 8.00% 2015	80,000	5,782
United Mexican States Government, Series M10, 7.25% 2016	65,000	4,482
United Mexican States Government, Series M10, 7.75% 2017	962,000	67,922
United Mexican States Government, Series M20, 10.00% 2024	334,800	27,757
United Mexican States Government Global 6.75% 2034	$8,570	8,114
French Government O.A.T. Eurobond 4.00% 2018	€37,745	52,085
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	12,535
French Government O.A.T. Eurobond 4.75% 2035	2,890	4,173
Belgium (Kingdom of), Series 49, 4.00% 2017	42,000	56,531
Netherlands Government Eurobond 4.00% 2018	41,200	56,362
Israeli Government 7.50% 2014[3]	ILS72,880	20,818
Israeli Government 6.50% 2016[3]	27,375	7,531
Israeli Government 5.125% 2019	$25,150	25,257
New South Wales Treasury Corp., Series 14, 5.50% 2014	$ A35,400	25,338
New South Wales Treasury Corp., Series 19, 6.00% 2019	33,350	24,318
Kingdom of Denmark 5.00% 2013	DKr233,215	45,359
Finland (Republic of) 3.875% 2017	€23,230	31,679
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$24,750	31,367
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 2012[2]	23,000	23,247
Italian Government 4.25% 2013	€14,100	19,550
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A18,380	13,437
Polish Government 5.25% 2013	PLN46,000	12,865
Russian Federation 7.50% 2030[6]	$12,854	12,147
Russian Federation 7.50% 2030[2,6]	139	132
Brazilian Treasury Bill 6.00% 2010[3,10]	BRL9,811	4,261
Brazil (Federal Republic of) Global 8.00% 2018[6]	$644	706
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,592
Brazil (Federal Republic of) Global 12.25% 2030	425	645
Brazil (Federal Republic of) Global 7.125% 2037	750	756
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,690
Korean Government 4.00% 2010	KRW6,200,000	4,578
South Korean Government 4.25% 2014	4,630,000	3,265
South Korean Government 5.25% 2015	2,600,000	1,912
Banque Centrale de Tunisie 4.75% 2011	€3,000	3,920
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,567
Corporación Andina de Fomento 6.875% 2012	5,895	5,816
Corporación Andina de Fomento 5.125% 2015	2,000	1,692
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[2]	7,000	7,048
Panama (Republic of) Global 7.125% 2026	690	655
Panama (Republic of) Global 8.875% 2027	250	269
Panama (Republic of) Global 9.375% 2029	340	375
Panama (Republic of) Global 6.70% 2036[6]	5,748	5,073
Colombia (Republic of) Global 8.25% 2014	3,250	3,624
Colombia (Republic of) Global 12.00% 2015	COP2,765,000	1,220
Colombia (Republic of) Global 9.85% 2027	840,000	327
Colombia (Republic of) Global 7.375% 2037	$1,000	897
State of Qatar 9.75% 2030	4,220	5,380
Turkey (Republic of) 12.375% 2009	500	509
Turkey (Republic of) 15.00% 2010	TRY5,250	3,232
Turkey (Republic of) 8.00% 2034	$1,250	1,131
El Salvador (Republic of) 7.65% 2035[2]	4,450	3,271
Peru (Republic of) 8.375% 2016	2,920	3,257
European Investment Bank 4.75% 2012	£790	1,199
European Investment Bank 5.00% 2039	395	615
Dominican Republic 9.50% 2011[2]	$1,172	1,096
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP6,125	1,086
Guatemala (Republic of) 10.25% 2011[2]	$1,000	1,082
Uruguay (Republic of) 7.625% 2036[6]	1,250	1,006
Venezuela (Republic of) Global 8.50% 2014	245	152
Venezuela (Republic of) 7.65% 2025	985	446
Argentina (Republic of) 5.83% 2033[3,6,8,10]	ARS 4,417	235
Argentina (Republic of) GDP-Linked 2035	18,225	194
Argentina (Republic of) 0.63% 2038[3,6,10]	16,476	123
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.884% 2016[1]	€1,400	536
KfW International Finance Inc. 5.50% 2015	£275	437
LCR Finance PLC 5.10% 2051	165	261
		1,854,613

ASSET-BACKED OBLIGATIONS[6] — 5.07%
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	$10,875	$10,292
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	11,551	11,262
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 0.558% 2013[1]	125,000	88,770
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	28,269	22,032
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.598% 2014[1]	10,000	6,183
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	3,294
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	616	600
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	2,703	2,555
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[2]	3,628	3,585
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[2]	7,863	7,503
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	4,311	4,078
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	7,846	6,794
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	28,617	24,467
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2]	15,100	10,532
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[2]	26,200	21,686
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[2]	222	183
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[2]	20,000	15,703
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[2]	18,950	14,002
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.566% 2012[1]	3,715	3,387
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 0.596% 2012[1]	76,027	70,728
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 0.586% 2013[1]	25,000	18,144
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.586% 2014[1]	12,425	8,849
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	13,599	12,671
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	63,064	60,029
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[2]	19,777	18,139
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	55,200	45,087
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	30,000	23,456
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[2]	4,000	3,000
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2]	35,055	32,018
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.606% 2015[1,2]	42,000	32,839
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	57,901
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	9,953	9,267
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	35,666
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	24,673
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 0.682% 2036[1]	36,600	11,963
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 0.682% 2036[1]	15,500	5,777
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 0.692% 2036[1]	40,500	13,700
CSAB Mortgage-backed Trust, Series 2006-1, Class A-3, 0.762% 2036[1]	11,589	5,864
CSAB Mortgage-backed Trust, Series 2006-4, Class A-4, FSA insured, 5.873% 2036[1]	18,000	7,862
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 2037[1]	5,757	1,650
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-4, 5.95% 2037[1]	13,334	6,098
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028[4]	1,712	1,539
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	4,960	3,897
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	1,782	729
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.306% 2033[1]	864	338
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[2]	44,795	35,635
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	3,568	3,565
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	25,329
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	12,393
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	40,250	38,965
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	12,067	11,820
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	7,702
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	20,000	17,688
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	8,852	8,783
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	11,294	10,389
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	7,630	7,290
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	8,025
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 0.606% 2014[1]	46,000	33,121
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	2,839	2,701
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	7,778	7,213
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[2]	30,000	22,702
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 2036[1]	44,663	27,833
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,009
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,247	7,088
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,691	1,704
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.743% 2027[1]	580	503
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,896	1,827
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	6,993
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	943	647
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,359	1,834
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[1,2]	10,076	9,506
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 2013[1,2]	18,417	17,190
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	26,650
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	24,450	24,384
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,328	2,696
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 2036[1,2]	8,387	3,500
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 2036[1,2]	3,935	1,040
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 2036[1,2]	4,725	979
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 2036[1,2]	1,816	327
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A-2, 5.588% 2037[1]	8,000	2,291
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 2037[1]	11,305	3,201
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1]	3,061	1,570
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A-2A, 5.891% 2037[1]	11,289	8,376
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 2.256% 2012[1]	5,540	5,048
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[2]	15,000	11,247
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,435	2,476
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.976% 2015[1]	10,000	5,009
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	23,681	23,590
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,708	4,414
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034[1]	15,043	4,702
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[1]	9,433	4,103
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[1]	32,970	9,585
Chase Issuance Trust, Series 2006-4, Class C, 0.846% 2014[1]	8,000	4,910
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	17,394
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	5,201	3,767
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	23,746	18,503
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	5,187	4,580
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035[1]	12,033	9,593
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.652% 2036[1]	2,815	1,893
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	4,251	4,176
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	40,620	20,149
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	18,386
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.675% 2013[1]	2,000	1,570
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,399
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	1,151	1,111
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	4,193	4,051
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	13,050	12,064
Morgan Stanley Structured Trust I, Series 2007-1, Class A-3, 0.752% 2037[1]	47,595	17,050
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,720	16,687
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3]	24,876	16,214
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.696% 2037[1]	24,921	9,319
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.706% 2037[1]	16,179	3,549
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.706% 2037[1]	5,336	2,422
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	6,679	4,968
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	7,394
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	2,378
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[2]	10,000	9,792
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[2]	5,000	4,334
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A-4, 0.672% 2036[1]	10,000	4,238
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF-3, 5.532% 2036[1]	15,000	9,299
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	14,500	12,556
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,950	10,548
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,702
GSAA Home Equity Trust, Series 2006-6, Class AF-6, 6.004% 2036[1]	20,000	11,077
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.317% 2034[1]	18,822	9,390
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 1.572% 2034[1]	3,217	1,589
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	11,457	8,724
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,389	1,472
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,225	785
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	4,023	2,642
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 1.006% 2033[1]	5,087	3,760
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1]	5,000	1,386
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1]	10,000	2,952
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1]	20,000	4,075
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	8,206
Citicorp Residential Mortgage Trust, Series 2006-2, Class A-4, 5.775% 2036[1]	10,000	8,127
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	7,491
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[2]	11,004	6,737
SACO I Trust, Series 2005-5, Class I-A, 0.762% 2035[1]	5,115	3,472
SACO I Trust, Series 2006-10, Class A, 0.672% 2036[1]	11,800	1,961
SACO I Trust, Series 2006-5, Class II-A-3, 0.702% 2036[1]	7,500	331
SACO I Trust, Series 2006-4, Class A-3, 0.732% 2036[1]	5,321	887
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[1]	13,716	6,622
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.956% 2013[1]	9,000	6,480
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	8,624	6,284
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.652% 2026[1]	753	327
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.652% 2029[1]	11,652	5,838
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.822% 2035[1,2]	10,798	5,173
Structured Asset Securities Corp., Series 2006-S2, Class A-1, 0.592% 2036[1]	1,048	948
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 1.022% 2034[1]	12,872	6,085
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	5,217
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1]	1,724	510
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[1]	17,066	2,431
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1]	14,591	2,239
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	5,379	5,092
Discover Card Master Trust I, Series 1996-4, Class B, 1.106% 2013[1]	7,000	4,589
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 0.672% 2036[1]	21,286	4,556
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	7,000	4,469
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	5,696	4,424
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,402
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	4,000	3,932
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,740	3,925
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 0.672% 2036[1]	10,000	3,625
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[2]	3,700	3,602
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.142% 2035[1]	6,500	3,240
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[1]	2,944	2,908
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,413	1,529
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,932	1,253
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 0.672% 2036[1]	10,000	2,279
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.822% 2037[1]	21,838	2,201
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[2]	2,500	2,080
Bear Stearns Mortgage Funding Trust, Series 2007-SL1, Class I-A, 0.682% 2037[1]	12,056	1,823
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.876% 2034[1]	5,903	1,819
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 2037[1]	8,477	1,680
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2]	2,071	1,580
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.682% 2037[1]	2,336	1,572
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1,2,3]	1,697	1,561
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2]	£1,160	1,550
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A-2C, 0.742% 2037[1]	$5,307	1,296
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	843	787
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2]	2,000	396
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	375
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	350	351
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 1.647% 2032[1]	288	140
		1,728,685

MUNICIPALS — 0.65%
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2004,
Series 2009-I, 5.00% 2029	20,000	19,115
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.20% 2029	8,665	8,477
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.00% 2034	4,530	4,278
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	24,668
State of California, Various Purpose General Obligation Bonds 6.00% 2038	20,000	20,015
State of Arizona, Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System
Revenue Bonds, Series 2009-A, 5.00% 2034	10,000	9,943
State of Arizona, Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System
Revenue Bonds, Series 2009-A, 5.00% 2039	7,445	7,387
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	23,180	17,194
State of Illinois, City of Chicago, General Obligation Bonds, Project and Reference, Series 2008-C, 5.00% 2034	15,750	15,356
State of Washington, King County, Limited Tax General Obligation Bonds (Payable From Sewer Revenues),
Series 2009, 5.125% 2036	15,000	14,921
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC insured, 6.00% 2033	12,120	13,152
State of Indiana, Health and Educational Facilities Financing Authority, Hospital Revenue Reference Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	10,502
District of Columbia, Income Tax Secured Revenue Refunding Bonds, Series 2009-B, 5.25% 2034	10,000	10,048
State of Texas, City of San Antonio, Electric and Gas Systems Revenue Refunding Bonds, New Series 2009-A, 5.00% 2034	10,000	9,887
Regents of the University of California, General Revenue Bonds, 5.25% 2039	10,000	9,691
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds,
6.125% 2027 (preref. 2012)	8,150	8,816
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	9,145	6,626
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,064
State of California, City of Los Angeles, Department of Water and Power, Power System Revenue Bonds,
Series 2007-A, Subseries A-1, AMBAC insured, 5.00% 2037	5,300	5,106
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-
South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	2,433	2,436
		223,682

Total bonds & notes (cost: $36,178,989,000)		31,658,463

	Shares or
Convertible securities — 0.20%	principal amount	Value (000)

FINANCIALS — 0.16%
Bank of America Corp., Series L, 7.25% convertible preferred	70,000	$29,715
PNC Financial Services Group, Inc. 4.00% convertible notes 2011	$25,000,000	22,906
Citigroup Inc., Series J-1, 7.00% noncumulative convertible preferred[3]	50,000	1,654
Equity Residential 3.85% convertible notes 2026	$1,000,000	889
Boston Properties, Inc. 2.875% convertible notes 2037	$1,000,000	784
Fannie Mae, Series 2004-1, 5.375% convertible preferred	400	140
		56,088

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500,000	9,574
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$6,950,000	3,110
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$770,000	292
		12,976

Total convertible securities (cost: $144,895,000)		69,064

Preferred securities — 1.84%	Shares

FINANCIALS — 1.83%
JPMorgan Chase & Co., Series I, 7.90%[1]	120,915,000	77,863
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	105,679,000	65,190
SMFG Preferred Capital USD 3 Ltd. 9.50%[1,2]	8,130,000	6,589
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	46,350,000	31,636
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	29,550,000	21,761
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative[1]	185,000	136
Bank of America Corp., Series K, 8.00% noncumulative[1]	88,775,000	35,593
Bank of America Corp., Series M, 8.125% noncumulative[1]	25,885,000	10,648
Bank of America Corp., Series E, 0% depositary shares	751,200	5,080
BAC Capital Trust XIII 1.72%[1]	8,580,000	1,626
BNP Paribas 7.195%[1,2,3]	81,700,000	36,356
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	17,135,000	7,742
BNP Paribas 5.186% noncumulative[1,2]	1,640,000	674
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	1,597,900	21,811
Santander Finance Preferred S.A., Unipersonal, 6.50%	910,000	12,888
Barclays Bank PLC 7.434%[1,2]	75,145,000	31,254
Barclays Bank PLC 8.55%[1,2]	3,485,000	1,429
Barclays Bank PLC 6.86% callable perpetual core tier one notes[1,2]	625,000	220
Standard Chartered PLC 6.409%[1,2]	61,500,000	28,017
QBE Capital Funding II LP 6.797%[1,2]	36,055,000	22,385
AXA SA, Series B, 6.379%[1,2]	53,770,000	19,703
Royal Bank of Scotland Group PLC, Series U, 7.64%[1]	29,700,000	6,688
RBS Capital Trust IV 2.02% noncumulative trust[1]	14,610,000	5,124
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	2,837
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[1]	6,390,000	2,558
RBS Capital Trust II 6.425% noncumulative trust[1]	2,470,000	1,064
Citigroup Inc., Series E, 8.40%[1]	32,250,000	18,266
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[1]	46,070,000	16,143
Société Générale 5.922%[1,2]	34,185,000	15,745
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	32,800,000	15,102
PNC Preferred Funding Trust I 6.517%[1,2]	46,000,000	14,282
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	9,553
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	20,220,000	9,210
Weingarten Realty Investors, Series D, 6.75%	495,420	5,945
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	3,250
ILFC E-Capital Trust II 6.25%[1,2]	42,460,000	6,815
ILFC E-Capital Trust I 5.90%[1,2]	13,699,000	2,067
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	430,000	8,197
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	26,835,000	5,971
XL Capital Ltd., Series E, 6.50%[1]	28,820,000	5,480
Lloyds TSB Group PLC 6.267%[1,2]	20,840,000	4,484
HBOS Capital Funding LP, Series A, 6.461% noncumulative[1]	3,200,000	986
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	21,850,000	5,073
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[1]	300,000	52
Fannie Mae, Series O, 7.00%[1,2]	4,825,230	4,584
Fannie Mae, Series R, 7.625%	382,800	303
ING Capital Funding Trust III 8.439% noncumulative[1]	14,880,000	4,341
Freddie Mac, Series V, 5.57%	3,356,231	1,485
Freddie Mac, Series Z, 8.375%	2,663,885	1,445
Freddie Mac, Series W, 5.66%	1,548,000	716
Freddie Mac, Series F, 5.00%	294,375	265
Freddie Mac, Series U, 5.90%	496,600	204
Freddie Mac, Series Y, 6.55%	374,269	153
Zions Bancorporation, Series A, depositary shares	400,000	2,796
General Motors Corp. 9.00%[2]	9,155	1,823
CBG Florida REIT Corp., Series A, Class A, 7.114%[1,2]	18,000,000	912
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,2]	1,526,000	906
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[2,11]	434,000	4
Lehman Brothers Holdings E-Capital Trust I 2.026%[1,4]	3,084,000	—
		623,430

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[1,2]	5,000,000	3,289

Total preferred securities (cost: $1,519,967,000)		626,719

Common stocks — 0.06%

INDUSTRIALS — 0.04%
DigitalGlobe Inc.[3,5,11]	3,984,039	9,960
Delta Air Lines, Inc.[11]	626,265	3,526
UAL Corp.[11]	10,069	45
		13,531

CONSUMER DISCRETIONARY — 0.01%
Ford Motor Co.[11]	1,042,804	2,743
Time Warner Cable Inc.[11]	36,558	907
Adelphia Recovery Trust, Series Arahova[3,11]	1,943,006	175
Adelphia Recovery Trust, Series ACC-6B3,11	5,056,500	30
Adelphia Recovery Trust, Series ACC-1[11]	3,366,231	22
American Media Operations, Inc.[2,3,11]	295,799	3
		3,880

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[11,12]	879,000	2,066

HEALTH CARE — 0.00%
Clarent Hospital Corp.[3,11,12]	331,291	16

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.[11]	7,614	1

Total common stocks (cost: $54,624,000)		19,494

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	15,233	—
XO Holdings, Inc., Series B, warrants, expire 2010[3,11]	11,424	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	11,424	—
GT Group Telecom Inc., warrants, expire 2010[2,3,11]	2,750	0
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[2,3,11]	1,885	0

Total warrants (cost: $143,000)		—

	Principal amount
Short-term securities — 5.30%	(000)

U.S. Treasury Bills 0.22%–0.355% due 5/7–9/10/2009	$359,400	359,164
Federal Home Loan Bank 0.20%–0.40% due 4/2–6/26/2009	299,800	299,732
Freddie Mac 0.19%–2.40% due 4/7–7/7/2009	179,380	179,265
General Electric Capital Corp., FDIC insured, 0.45%–0.50% due 5/28–8/25/2009	104,500	104,413
General Electric Capital Corp. 0.08% due 4/1/2009	45,800	45,800
Ranger Funding Co. LLC 0.40%–0.45% due 4/13–4/21/2009[2]	75,000	74,980
Bank of America Corp., FDIC insured, 0.40% due 4/22/2009	22,800	22,793
Private Export Funding Corp. 0.27%–0.32% due 4/15–5/12/2009[2]	79,400	79,356
Wal-Mart Stores Inc. 0.25% due 6/16/2009[2]	78,100	78,055
Citigroup Funding Inc., FDIC insured, 0.32% due 4/29/2009	75,000	74,981
Wells Fargo & Co. 0.25% due 4/23/2009	54,300	54,291
Hewlett-Packard Co. 0.32%–0.35% due 4/2–4/15/2009[2]	53,200	53,193
United Parcel Service Inc. 0.23% due 6/2/2009[2]	50,000	49,976
Fannie Mae 0.30%–2.10% due 4/1–4/15/2009	48,667	48,660
Merck & Co. Inc. 0.35% due 6/26/2009	45,000	44,971
General Dynamics Corp. 0.32% due 4/21/2009[2]	44,800	44,792
Park Avenue Receivables Co., LLC 0.40% due 4/2/2009[2]	41,800	41,799
Illinois Tool Works Inc. 0.25% due 4/13/2009[2]	35,000	34,994
NetJets Inc. 0.25% due 5/13/2009[2]	32,000	31,990
Abbott Laboratories 0.20% due 5/22/2009[2]	31,000	30,991
Emerson Electric Co. 0.23% due 5/27/2009[2]	28,000	27,984
Procter & Gamble International Funding S.C.A. 0.40% due 5/28/2009[2]	25,000	24,987

Total short-term securities (cost: $1,807,144,000)		1,807,167

Total investment securities (cost: $39,705,762,000)		34,180,907
Other assets less liabilities		(85,855)

Net assets		$34,095,052

1  Coupon rate may change periodically.
2  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,641,542,000, which represented 13.61% of the net assets of the fund.
3  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $875,368,000, which represented 2.57% of the net assets of the fund.
4 Scheduled interest and/or principal payment was not received.
5  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,250	$9,960	.03%
Northern Trust Co. 5.85% 2017	11/6/2007	3,749	3,796	.01

Total restricted securities		$6,999	$13,756	.04%

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $168,618,000, which represented .49% of the net assets of the fund.
8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Step bond; coupon rate will increase at a later date.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

Key to abbreviations and symbols

ARS = Argentine pesos	EGP = Egyptian pounds	KRW = South Korean won
A$ = Australian dollars	€ = Euros	MXN = Mexican pesos
BRL = Brazilian reais	£ = British pounds	PLN = Polish zloty
COP = Colombian pesos	ILS = Israeli shekels	SKr = Swedish kronor
DKr = Danish kroner	¥ = Japanese yen	TRY = New Turkish liras

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliates at 3/31/09 (000)

ZILOG, Inc.	879,000	—	—	879,000	—	$2,066
Clarent Hospital Corp.	331,291	—	—	331,291	—	16
					—	$2,082

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

	Investment securities	Forward currency contracts

Level 1 — Quoted prices	$73,589
Level 2 — Other significant observable inputs	34,008,877	$(31,643	)*
Level 3 — Significant unobservable inputs	98,441
Total	$34,180,907

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$523,921
Net sales	(37,187)
Net unrealized appreciation	2,049
Net transfers out of Level 3	(390,342)
Ending value at 3/31/2009	$98,441

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(126)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$593,061
Gross unrealized depreciation on investment securities	(6,241,113)
Net unrealized depreciation on investment securities	(5,648,052)
Cost of investment securities for federal income tax purposes	39,828,959

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-908-0509O-S15793

ITEM 2 – Controls and Procedures
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: May 29, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 29, 2009